UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                        Date of fiscal year end: March 31

          Date of reporting period: October 1, 2005 - December 31, 2005

Item 1.  Schedule of Investments.

--------------------------------------------------------------------------------
ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------



   SHARES    SECURITY DESCRIPTION                                                      VALUE
LONG POSITIONS - 97.3%

EQUITY SECURITIES - 46.3%

COMMON STOCK - 41.1%
CONSUMER DISCRETIONARY - 7.8%
       3,600 Abercrombie & Fitch Co. #                                                   $ 234,648
       2,150 Advance Auto Parts, Inc. + #                                                   93,439
       2,575 Autonation, Inc. + #                                                           55,955
         476 Barnes & Noble, Inc.                                                           20,268
         900 Beazer Homes USA, Inc. #                                                       65,556
       2,000 BJ's Wholesale Club, Inc. + #                                                  59,120
       1,950 Boyd Gaming Corp. #                                                            92,937
       3,400 Casey's General Stores, Inc. #                                                 84,320
       2,400 Catalina Marketing Corp. #                                                     60,840
       2,900 Cato Corp., Class A #                                                          62,205
       1,400 CEC Entertainment, Inc. + #                                                    47,656
       1,000 Cedar Fair, LP                                                                 28,540
       1,000 Centex Corp. #                                                                 71,490
       4,000 Choice Hotels International, Inc. #                                           167,040
       3,135 CKE Restaurants, Inc. #                                                        42,354
       1,500 Claire's Stores, Inc. #                                                        43,830
       5,250 Coach, Inc. + #                                                               175,035
       2,150 Darden Restaurants, Inc. #                                                     83,592
       4,000 Dex Media, Inc.                                                               108,360
       2,500 Dollar General Corp. #                                                         47,675
       1,430 Dollar Tree Stores, Inc. + #                                                   34,234
       3,100 Domino's Pizza, Inc. #                                                         75,020
       1,200 DR Horton, Inc. #                                                              42,876
       3,205 EchoStar Communications Corp., Class A + #                                     87,080
       1,270 Education Management Corp. + #                                                 42,558
       4,600 ExpressJet Holdings, Inc. + #                                                  37,214
         755 Federated Department Stores, Inc. #                                            50,079
       2,900 Foot Locker, Inc. #                                                            68,411
       5,395 Furniture Brands International, Inc. #                                        120,470
       1,400 Genesco, Inc. + #                                                              54,306
         985 Genuine Parts Co. #                                                            43,261
       8,190 Goodyear Tire & Rubber Co. + #                                                142,342
       1,740 GTECH Holdings Corp. #                                                         55,228
       1,640 Harley-Davidson, Inc. #                                                        84,444
       2,415 Hasbro, Inc. #                                                                 48,735
       2,200 Hibbett Sporting Goods, Inc. + #                                               62,656
       2,300 Hilton Hotels Corp. #                                                          55,453
       2,500 Hovnanian Enterprises, Inc., Class A + #                                      124,100
       1,300 IHOP Corp. #                                                                   60,983
       1,850 ITT Educational Services, Inc. + #                                            109,353
       1,075 Jack in the Box, Inc. + #                                                      37,550
         945 JC Penney Co., Inc. #                                                          52,542
       1,700 John Wiley & Sons, Inc., Class A #                                             66,368
       2,980 K-Swiss, Inc., Class A #                                                       96,671
       2,695 La-Z-Boy, Inc. #                                                               36,544
       1,200 Lennar Corp., Class A #                                                        73,224
      54,000 Liberty Media Corp., Class A +                                                424,980
         900 McGraw-Hill Cos., Inc. #                                                       46,467
         665 MDC Holdings, Inc. #                                                           41,217
       3,205 Men's Wearhouse, Inc. + #                                                      94,355
       2,200 MGM MIRAGE + #                                                                 80,674
       2,815 Michaels Stores, Inc. #                                                        99,567
       1,745 Newell Rubbermaid, Inc. #                                                      41,496
       4,710 Nordstrom, Inc. #                                                             176,154
         515 Omnicom Group, Inc. #                                                          43,842
       3,400 Oshkosh Truck Corp. #                                                         151,606
       2,000 Owens & Minor, Inc. #                                                          55,060
       1,100 Panera Bread Co., Class A + #                                                  72,248
       2,310 Payless Shoesource, Inc. + #                                                   57,981
       1,200 Polaris Industries, Inc. #                                                     60,240
         995 Pulte Homes, Inc. #                                                            39,163
       1,120 Rare Hospitality International, Inc. + #                                       34,037
       2,295 Rent-A-Center, Inc. + #                                                        43,284
       3,170 Retail Ventures, Inc. + #                                                      39,435
         800 RH Donnelley Corp. + #                                                         49,296
      15,370 Rite Aid Corp. + #                                                             53,488
       1,200 Ryland Group, Inc. #                                                           86,556
       2,800 Scientific Games Corp., Class A + #                                            76,384
         400 Sears Holdings Corp. +                                                         46,212
       2,200 Select Comfort Corp. + #                                                     $ 60,170
       5,500 Shaw Communications, Inc. #                                                   119,240
       1,340 Sonic Automotive, Inc. #                                                       29,855
       3,000 Sotheby's Holdings, Inc., Class A + #                                          55,080
       1,430 Sports Authority, Inc. + #                                                     44,516
       1,030 Standard-Pacific Corp. #                                                       37,904
       1,400 Starbucks Corp. + #                                                            42,014
       1,600 Station Casinos, Inc. #                                                       108,480
       1,300 Tech Data Corp. + #                                                            51,584
       1,300 Tiffany & Co.                                                                  49,777
       1,780 TJX Cos., Inc.                                                                 41,349
       2,000 Toll Brothers, Inc. + #                                                        69,280
       2,400 Too, Inc. + #                                                                  67,704
       3,585 Toro Co. #                                                                    156,915
       3,400 Universal Electronics, Inc.  +                                                 58,582
       3,550 Urban Outfitters, Inc. + #                                                     89,851
       1,600 Vail Resorts, Inc. + #                                                         52,848
       2,200 Volvo AB ADR #                                                                103,576
       1,000 Wal-Mart Stores, Inc.                                                          46,800
       2,100 Walgreen Co. #                                                                 92,946
       1,930 Warnaco Group, Inc. + #                                                        51,570
          80 Washington Post Co., Class B                                                   61,200
         400 William Lyon Homes, Inc. + #                                                   40,360
       1,810 Wolverine World Wide, Inc. #                                                   40,653
       1,450 Viacom, Inc., Class B + #                                                      47,270
       1,170 Yum! Brands, Inc. #                                                            54,850
                                                                                  -----------------
                                                                                  -----------------
                                                                                         6,994,678
                                                                                  -----------------
                                                                                  -----------------

CONSUMER STAPLES - 2.9%
       4,000 Acco Brands Corp. + #                                                          98,000
       1,000 Anheuser-Busch Cos., Inc.                                                      42,960
       1,070 Archer-Daniels-Midland Co.                                                     26,386
         690 Brown-Forman Corp., Class B #                                                  47,831
       2,080 Cadbury Schweppes plc ADR #                                                    79,643
       1,915 Campbell Soup Co. #                                                            57,009
         980 Chattem, Inc. + #                                                              35,662
         140 Church & Dwight Co., Inc.                                                       4,624
       1,100 Clorox Co. #                                                                   62,579
      18,515 Coca-Cola Co. #                                                               746,340
       3,375 Coca-Cola Enterprises, Inc. #                                                  64,699
       4,700 Del Monte Foods Co. #                                                          49,021
       2,130 Gold Kist, Inc. + #                                                            31,844
       1,150 Hershey Co. #                                                                  63,537
       2,100 HJ Heinz Co. #                                                                 70,812
      15,000 Kraft Foods, Inc.                                                             422,100
       6,205 Kroger Co. + #                                                                117,150
       2,150 Loews Corp. - Carolina Group #                                                 94,579
       3,200 Performance Food Group Co. + #                                                 90,784
       2,570 Pilgrim's Pride Corp. #                                                        85,221
         236 Procter & Gamble Co. #                                                         13,660
       4,200 Safeway, Inc.                                                                  99,372
       1,800 Supervalu, Inc. #                                                              58,464
       1,900 Whole Foods Market, Inc. #                                                    147,041
                                                                                  -----------------
                                                                                  -----------------
                                                                                         2,609,318
                                                                                  -----------------
                                                                                  -----------------

ENERGY - 4.0%
         530 Anadarko Petroleum Corp. #                                                   $ 50,217
       1,500 Apache Corp.                                                                  102,780
       1,640 BJ Services Co.                                                                60,139
        1300 Canadian Natural Resources, Ltd. #                                             64,506
         600 Canadian Oil Sands Trust                                                       64,716
       3,300 Chesapeake Energy Corp.                                                       104,709
       1,675 ConocoPhillips #                                                               97,451
       1,925 Consol Energy, Inc. #                                                         125,472
       1,800 Core Laboratories NV + #                                                       67,248
       2,665 Devon Energy Corp. #                                                          166,669
         365 Diamond Offshore Drilling, Inc. #                                              25,389
      10,200 El Paso Corp. #                                                               124,032
         800 EnCana Corp.                                                                   36,128
         800 Giant Industries, Inc. + #                                                     41,568
       1,080 Grant Prideco, Inc. + #                                                        47,650
       2,415 Halliburton Co. #                                                             149,633
         700 Headwaters, Inc. +                                                             24,808
         900 Helmerich & Payne, Inc. #                                                      55,719
         200 Imperial Oil, Ltd.                                                             19,920
       4,350 Murphy Oil Corp. #                                                            234,856
       1,705 National Oilwell Varco, Inc. + #                                              106,903
         900 Newfield Exploration Co. + #                                                   45,063
         620 Occidental Petroleum Corp. #                                                   49,526
       6,700 Parker Drilling Co. + #                                                        72,561
       1,300 Peabody Energy Corp. #                                                        107,146
       3,400 Petro-Canada #                                                                136,306
       2,605 Remington Oil & Gas Corp. + #                                                  95,083
       4,990 Southwestern Energy Co. + #                                                   179,341
       1,800 St. Mary Land & Exploration Co. #                                              66,258
       2,800 Suncor Energy, Inc.                                                           176,764
       1,200 Sunoco, Inc. #                                                                 94,056
       2,400 Swift Energy Co. + #                                                          108,168
       2,700 Talisman Energy, Inc. #                                                       142,776
         565 Tesoro Corp. #                                                                 34,776
       1,100 Tidewater, Inc.                                                                48,906
         750 Todco, Class A #                                                               28,545
       1,950 Ultra Petroleum Corp. + #                                                     108,810
       1,600 Unit Corp. + #                                                                 88,048
         650 Valero Energy Corp. #                                                          33,540
       2,200 Veritas DGC, Inc. + #                                                          78,078
         100 Western Oil Sands, Inc., Class A +                                              2,381
       1,000 Williams Cos., Inc.                                                            23,170
       2,500 XTO Energy, Inc. #                                                            109,850
                                                                                  -----------------
                                                                                  -----------------
                                                                                         3,599,665
                                                                                  -----------------
                                                                                  -----------------

FINANCIALS - 7.9%
       2,200 AFLAC, Inc. + #                                                               102,124
       8,000 Allied Capital Corp.                                                          234,960
         200 American Express Co.                                                           10,292
       1,160 American Financial Group, Inc. #                                               44,440
         760 American International Group, Inc. #                                           51,855
       2,000 American Real Estate Partners, LP                                              77,100
       8,310 AmeriCredit Corp. + #                                                         212,985
       1,260 Ameriprise Financial, Inc. #                                                   51,660
       1,450 Ameritrade Holding Corp. #                                                     34,800
       4,500 Archipelago Holdings, Inc. +                                                  223,965
         100 Arthur J. Gallagher & Co.                                                       3,088
       1,375 Assurant, Inc. #                                                               59,799
       1,500 Axis Capital Holdings, Ltd. #                                                  46,920
         945 Bank of America Corp. #                                                        43,612
       1,800 Bank of Hawaii Corp. #                                                         92,772
       1,060 Bank of New York Co., Inc. #                                                   33,761
          40 Berkshire Hathaway, Inc., Class B +                                           117,420
       2,800 Brookfield Asset Management, Inc., Class A                                    140,924
         300 Capital One Financial Corp.                                                    25,920
       1,600 CB Richard Ellis Group, Inc., Class A + #                                      94,160
         600 Cbot Holdings, Inc., Class A +                                               $ 56,256
         450 Chicago Mercantile Exchange Holdings, Inc. #                                  165,370
         440 Cigna Corp. #                                                                  49,148
       1,430 Cincinnati Financial Corp.                                                     63,892
         335 City National Corp. #                                                          24,267
       2,200 Comerica, Inc. #                                                              124,872
         900 Corus Bankshares, Inc. #                                                       50,643
       1,595 Downey Financial Corp. #                                                      109,082
       4,100 Eaton Vance Corp. #                                                           112,176
       2,900 Endurance Specialty Holdings, Ltd. #                                          103,965
       4,105 E*Trade Financial Corp. + #                                                    85,630
       3,300 Federated Investors, Inc., Class B #                                          122,232
       1,500 FirstFed Financial Corp. + #                                                   81,780
       1,200 Forest City Enterprises, Inc., Class A                                         45,516
         340 Franklin Resources, Inc.                                                       31,963
       2,200 Fremont General Corp. #                                                        51,106
       1,090 GFI Group, Inc. + #                                                            51,699
         500 Goldman Sachs Group, Inc. #                                                    63,855
       1,900 Greenhill & Co., Inc. #                                                       106,704
       1,200 Groupe Bruxelles Lambert SA +                                                 117,747
       3,600 HCC Insurance Holdings, Inc. #                                                106,848
       1,600 Hilb Rogal & Hobbs Co.                                                         61,616
       1,995 Hudson City Bancorp, Inc. #                                                    24,179
       2,300 IndyMac Bancorp, Inc. #                                                        89,746
       1,000 International Securities Exchange, Inc. +                                      27,520
       3,140 Investors Financial Services Corp.                                            115,646
       1,800 Jackson Hewitt Tax Service, Inc. #                                             49,878
       1,500 Keycorp #                                                                      49,395
       6,000 LaBranche & Co., Inc. +                                                        60,660
       1,300 LandAmerica Financial Group, Inc. #                                            81,120
         900 Legg Mason, Inc. #                                                            107,721
         300 Lehman Brothers Holdings, Inc. #                                               38,451
       1,800 Leucadia National Corp.                                                        85,428
       1,100 Loews Corp. #                                                                 104,335
       1,910 M&T Bank Corp. #                                                              208,285
         670 MGIC Investment Corp.                                                          44,099
       2,200 Montpelier Re Holdings, Ltd.                                                   41,580
         100 Moody's Corp.                                                                   6,142
       2,400 Nasdaq Stock Market, Inc. +                                                    84,432
       2,150 Nelnet, Inc., Class A + #                                                      87,462
       1,900 Northern Trust Corp. #                                                         98,458
       3,700 Nuveen Investments, Inc., Class A #                                           157,694
       2,000 Pacific Capital Bancorp.                                                       71,160
         700 PartnerRe, Ltd.                                                                45,969
       2,500 PMI Group, Inc. #                                                             102,675
       1,420 Popular, Inc.                                                                  30,033
       1,300 Portfolio Recovery Associates, Inc. + #                                        60,372
       2,000 Principal Financial Group #                                                    94,860
       1,400 Progressive Corp.                                                             163,492
       2,200 Protective Life Corp. #                                                        96,294
       2,200 Radian Group, Inc. #                                                          128,898
         725 Raymond James Financial, Inc. #                                                27,311
         100 Refco, Inc. +                                                                      46
       1,335 St. Paul Travelers Cos., Inc. #                                                59,634
       2,200 Stancorp Financial Group, Inc. #                                              109,890
       1,600 Stewart Information Services Corp. #                                           77,872
         200 Student Loan Corp. #                                                           41,846
         625 SVB Financial Group + #                                                        29,275
       1,700 Synovus Financial Corp.                                                        45,917
       1,400 T. Rowe Price Group, Inc.                                                     100,842
       1,105 Texas Regional Bancshares, Inc. #                                              31,272
       1,055 Thornburg Mortgage, Inc. #                                                     27,641
         900 Torchmark Corp. #                                                              50,040
       8,000 Trustmark Corp.                                                               219,760
       2,285 UnionBanCal Corp. #                                                           157,025
       1,495 UnumProvident Corp. #                                                          34,011
       6,000 Van der Moolen Holding NV ADR                                                  42,840
       1,000 Wells Fargo & Co.                                                              62,830
          60 White Mountains Insurance Group                                                33,513
       1,100 Zenith National Insurance Corp. #                                              50,732
         420 Zions Bancorporation                                                           31,735
                                                                                  -----------------
                                                                                  -----------------
                                                                                         7,078,940
                                                                                  -----------------
                                                                                  -----------------

HEALTH CARE - 3.4%
         505 Aetna, Inc. #                                                                $ 47,627
       1,550 Affymetrix, Inc. + #                                                           74,013
       1,450 AMERIGROUP Corp. + #                                                           28,217
       2,000 AmerisourceBergen Corp. #                                                      82,800
       2,500 AMN Healthcare Services, Inc. + #                                              49,450
         850 AstraZeneca plc ADR #                                                          41,310
         615 Barr Pharmaceuticals, Inc. + #                                                 38,308
       3,480 Baxter International, Inc. #                                                  131,022
       1,505 Becton Dickinson & Co. #                                                       90,420
       1,420 Biovail Corp. #                                                                33,697
         700 Cardinal Health, Inc. #                                                        48,125
       1,700 Celgene Corp. + #                                                             110,160
       2,100 Covance, Inc. + #                                                             101,955
       1,800 Coventry Health Care, Inc. + #                                                102,528
       1,140 Cubist Pharmaceuticals, Inc. + #                                               24,225
       1,450 CV Therapeutics, Inc. + #                                                      35,858
       1,500 Dade Behring Holdings, Inc. #                                                  61,335
       2,000 DaVita, Inc. + #                                                              101,280
       3,495 Discovery Laboratories, Inc. + #                                               23,347
         900 DJ Orthopedics, Inc. +                                                         24,822
         385 Express Scripts, Inc. + #                                                      32,263
       1,100 Forest Laboratories, Inc. + #                                                  44,748
       1,900 Health Management Associates, Inc.                                             41,724
         890 Health Net, Inc. +                                                             45,879
       2,800 HealthExtras, Inc. +                                                           70,280
       1,300 ICU Medical, Inc. + #                                                          50,973
         800 IDEXX Laboratories, Inc. + #                                                   57,584
       1,000 Integra LifeSciences Holdings +                                                35,460
         443 Invitrogen Corp. + #                                                           29,521
       5,480 King Pharmaceuticals, Inc. + #                                                 92,722
       1,100 Kos Pharmaceuticals, Inc. + #                                                  56,903
       2,500 KV Pharmaceutical Co., Class A + #                                             51,500
       3,160 McKesson Corp. #                                                              163,024
       9,000 NBTY, Inc. +                                                                  146,250
       9,300 Pfizer, Inc. #                                                                216,876
       1,950 Pharmaceutical Product Development, Inc. #                                    120,803
       1,650 Quest Diagnostics, Inc. #                                                      84,942
       2,250 ResMed, Inc. + #                                                               86,198
       4,500 Schering-Plough Corp. #                                                        93,825
       1,000 Sierra Health Services, Inc. + #                                               79,960
       3,500 Sunrise Senior Living, Inc. + #                                               117,985
       1,000 Techne Corp. + #                                                               56,150
                                                                                  -----------------
                                                                                  -----------------
                                                                                         3,026,069
                                                                                  -----------------
                                                                                  -----------------

INDUSTRIALS - 6.6%
        3215 ABB, Ltd. ADR + #                                                              31,250
       1,245 Adesa, Inc. #                                                                  30,403
       1,300 AO Smith Corp. #                                                               45,630
         800 Aptargroup, Inc. #                                                             41,760
       1,575 Arrow Electronics, Inc. + #                                                    50,447
       2,500 Baldor Electric Co.                                                            64,125
       1,500 Boeing Co. #                                                                  105,360
       1,200 Bucyrus Industrial, Inc.                                                       63,240
       2,035 Burlington Northern Santa Fe Corp., Class A #                                 144,119
         600 Canadian National Railway Co. #                                                47,994
       2,600 Canadian Pacific Railway, Ltd.                                                109,070
       1,800 Caterpillar, Inc.                                                             103,986
         725 Cemex SA de CV ADR #                                                           43,014
       2,300 Clarcor, Inc.                                                                  68,333
       1,700 CNF, Inc. #                                                                    95,013
       2,500 Crane Co. #                                                                    88,175
       2,785 Crown Holdings, Inc. + #                                                       54,391
         870 CSX Corp. #                                                                    44,170
       1,675 Dycom Industries, Inc. + #                                                     36,850
       1,720 Eagle Materials, Inc. #                                                       210,459
         700 Eaton Corp. #                                                                  46,963
       2,800 Electro Scientific Industries +                                                67,620
       4,365 Equifax, Inc. #                                                               165,957
         830 Fisher Scientific International, Inc. + #                                      51,344
       3,700 Florida Rock Industries, Inc. #                                               181,522
       1,600 Franklin Electric Co., Inc.                                                    63,264
         910 Freightcar America, Inc. #                                                     43,753
       1,400 Gardner Denver, Inc. +                                                         69,020
       2,000 General Electric Co. #                                                       $ 70,100
       1,075 General Maritime Corp. #                                                       39,818
         700 Genesee & Wyoming, Inc. +                                                      26,285
       1,300 Genlyte Group, Inc. +                                                          69,641
       1,000 Harsco Corp. #                                                                 67,510
       1,000 Heartland Express, Inc.                                                        20,290
       2,900 Heidrick & Struggles International, Inc. + #                                   92,945
       1,300 Intermagnetics General Corp. +                                                 41,470
       2,700 JB Hunt Transport Services, Inc. #                                             61,128
       1,140 JLG Industries, Inc. #                                                         52,052
       3,100 Joy Global, Inc. #                                                            124,000
       7,550 Kansas City Southern +                                                        184,446
       1,995 Labor Ready, Inc. + #                                                          41,536
       6,495 Laidlaw International, Inc. #                                                 150,879
       5,300 Lancaster Colony Corp.                                                        196,365
       2,400 Landstar System, Inc.                                                         100,176
       2,500 Layne Christensen Co. +                                                        63,575
       2,205 Lockheed Martin Corp. #                                                       140,304
       1,820 Manpower, Inc. #                                                               84,630
       1,500 Martin Marietta Materials, Inc. #                                             115,080
       1,900 Measurement Specialties, Inc. +                                                46,265
       2,300 Metrologic Instruments, Inc. +                                                 44,298
         600 Middleby Corp. + #                                                             51,900
         800 Northrop Grumman Corp. #                                                       48,088
       1,430 Overseas Shipholding Group #                                                   72,058
       3,430 Owens-Illinois, Inc. + #                                                       72,167
         760 Pacer International, Inc. #                                                    19,806
       1,450 Pactiv Corp. + #                                                               31,900
       2,360 PerkinElmer, Inc. #                                                            55,602
       2,805 Precision Castparts Corp. #                                                   145,328
         690 Quanex Corp. #                                                                 34,479
       2,500 Quanta Services, Inc. +                                                        32,925
         790 Rockwell Automation, Inc. #                                                    46,736
       4,880 Rockwell Collins, Inc. #                                                      226,774
       1,385 RR Donnelley & Sons Co. #                                                      47,381
       2,300 Ryder System, Inc. #                                                           94,346
       3,000 Sonoco Products Co.                                                            88,200
       1,460 Stanley Works #                                                                70,138
       1,075 Teekay Shipping Corp. #                                                        42,893
       1,900 Tektronix, Inc. #                                                              53,599
       1,700 Teledyne Technologies, Inc. + #                                                49,470
         315 Teleflex, Inc. #                                                               20,469
       1,100 Tennant Co. #                                                                  57,200
       1,190 Terex Corp. +                                                                  70,686
       1,340 Timken Co.                                                                     42,907
       2,000 Tyco International, Ltd.                                                       57,720
       1,900 United Industrial Corp. #                                                      78,603
       1,160 URS Corp. + #                                                                  43,628
       1,400 UTI Worldwide, Inc. #                                                         129,976
       1,000 Varian, Inc. + #                                                               39,790
         715 Vulcan Materials Co. #                                                         48,441
                                                                                  -----------------
                                                                                  -----------------
                                                                                         5,873,235
                                                                                  -----------------
                                                                                  -----------------

INFORMATION TECHNOLOGY - 3.9%
       1,675 Ansys, Inc. +                                                                  71,506
       2,500 Autodesk, Inc. + #                                                            107,375
       1,000 Blue Nile, Inc. + #                                                            40,310
         600 CACI International, Inc., Class A +                                            34,428
       2,100 Ceridian Corp. + #                                                             52,185
       1,100 Cerner Corp. + #                                                              100,001
       1,950 Cognizant Technology Solutions, Class A + #                                    98,182
       1,010 Computer Sciences Corp. +                                                      51,146
       4,000 Dell, Inc. + #                                                                119,960
       1,650 Diodes, Inc. +                                                                 51,232
       2,200 DSP Group, Inc. +                                                              55,132
       2,000 DST Systems, Inc. + #                                                         119,820
       2,000 eBay, Inc. + #                                                                 86,500
       1,700 Fair Isaac Corp. #                                                             75,089
       2,075 Filenet Corp. +                                                                53,639
       7,280 Fiserv, Inc. + #                                                              315,006
       1,855 Freescale Semiconductor, Inc., Class B + #                                     46,690
       2,100 Global Payments, Inc. #                                                        97,881
         400 Google, Inc., Class A + #                                                     165,944
       1,530 Hewlett-Packard Co. #                                                          43,804
       2,700 IMS Health, Inc. #                                                             67,284
         900 Intergraph Corp. + #                                                         $ 44,829
         900 Intuit, Inc. + #                                                               47,970
       1,600 j2 Global Communications, Inc. +                                               68,384
       1,600 Lam Research Corp. + #                                                         57,088
       1,640 MEMC Electronic Materials, Inc. +                                              36,359
       3,000 Micros Systems, Inc. + #                                                      144,960
         700 MicroStrategy, Inc., Class A + #                                               57,918
       1,490 National Semiconductor Corp. #                                                 38,710
       1,470 NCR Corp. + #                                                                  49,892
       5,450 Novell, Inc. +                                                                 48,124
       2,200 Omnivision Technologies, Inc. + #                                              43,912
         789 ON Semiconductor Corp. + #                                                      4,363
       2,900 Power Integrations, Inc. +                                                     69,049
       2,400 Reynolds & Reynolds Co., Class A #                                             67,368
       4,550 Salesforce.com, Inc. + #                                                      145,828
       7,075 Seagate Technology #                                                          141,429
       2,030 SEI Investments Co. #                                                          75,110
       2,100 SRA International, Inc., Class A + #                                           64,134
       4,700 Texas Instruments, Inc. #                                                     150,729
       2,300 Transaction Systems Architects +                                               66,217
       6,050 Western Digital Corp. + #                                                     112,591
       3,100 Witness Systems, Inc. +                                                        60,977
       2,000 Yahoo!, Inc. + #                                                               78,360
                                                                                  -----------------
                                                                                  -----------------
                                                                                         3,527,415
                                                                                  -----------------
                                                                                  -----------------

MATERIALS - 1.4%
       5,485 Agrium, Inc. #                                                                120,615
         570 Air Products & Chemicals, Inc. #                                               33,738
       1,800 Albemarle Corp.                                                                69,030
         760 Alcan, Inc.                                                                    31,122
       3,050 Allegheny Technologies, Inc. #                                                110,044
       1,485 Carpenter Technology Corp. #                                                  104,648
         795 Eastman Chemical Co. #                                                         41,014
         325 FMC Corp. +                                                                    17,280
       1,642 Freeport-McMoRan Copper & Gold, Inc., Class B #                                88,340
       1,405 Georgia Gulf Corp. #                                                           42,740
       1,180 Lubrizol Corp. #                                                               51,247
         840 Nova Chemicals Corp.                                                           28,056
         935 Nucor Corp. #                                                                  62,383
         840 Potash Corp. of Saskatchewan #                                                 67,385
       1,190 PPG Industries, Inc. #                                                         68,901
         810 Praxair, Inc. #                                                                42,898
       1,200 Reliance Steel & Aluminum Co. #                                                73,344
       1,900 Rohm & Haas Co. #                                                              91,998
       1,320 Temple-Inland, Inc. #                                                          59,202
       2,900 Valspar Corp. #                                                                71,543
                                                                                  -----------------
                                                                                  -----------------
                                                                                         1,275,528
                                                                                  -----------------
                                                                                  -----------------

TELECOMMUNICATION SERVICES - 0.8%
       2,585 Amdocs, Ltd. + #                                                               71,088
       1,800 Anixter International, Inc.                                                    70,416
       1,370 CenturyTel, Inc.                                                               45,429
       2,600 Cisco Systems, Inc. + #                                                        44,512
       4,450 Corning, Inc. + #                                                              87,487
       1,010 Harris Corp. #                                                                 43,440
       2,115 Motorola, Inc. #                                                               47,778
       2,300 NII Holdings, Inc., Class B + #                                               100,464
       2,825 Nokia OYJ ADR #                                                                51,698
       1,300 SafeNet, Inc. + #                                                              41,886
       3,600 Sprint Nextel Corp. #                                                          84,096
                                                                                  -----------------
                                                                                  -----------------
                                                                                           688,294
                                                                                  -----------------
                                                                                  -----------------

UTILITIES - 2.4%
       5,525 Allegheny Energy, Inc. + #                                                  $ 174,866
       3,085 Alliant Energy Corp. #                                                         86,503
         800 American Electric Power Co., Inc. #                                            29,672
       2,000 American States Water Co.                                                      61,600
       9,000 Atmos Energy Corp.                                                            235,440
       9,950 Centerpoint Energy, Inc. #                                                    127,857
       3,000 Cleco Corp. #                                                                  62,550
       2,500 CMS Energy Corp. +                                                             36,275
         705 Constellation Energy Group, Inc. #                                             40,608
       1,950 DPL, Inc. #                                                                    50,719
       1,535 Duke Energy Corp. #                                                            42,136
       2,580 Edison International #                                                        112,513
       1,920 Entergy Corp. #                                                               131,808
         550 Exelon Corp. #                                                                 29,227
         985 FirstEnergy Corp. #                                                            48,255
       7,200 Korea Electric Power Corp., ADR                                               140,328
       1,515 NiSource, Inc. #                                                               31,603
       2,500 PG&E Corp. #                                                                   92,800
         840 Pike Electric Corp. + #                                                        13,625
       1,150 PPL Corp. #                                                                    33,810
       4,800 Reliant Energy, Inc. +                                                         49,536
      12,000 Sierra Pacific Resources +                                                    156,480
       1,060 Southern Union Co. + #                                                                      25,048
       5,800 TECO Energy, Inc.                                                              99,644
       4,005 TXU Corp. #                                                                   201,011
       1,790 UGI Corp. #                                                                    36,874
                                                                                  -----------------
                                                                                  -----------------
                                                                                         2,150,788
                                                                                  -----------------
                                                                                  -----------------

Total Common Stock (Cost $35,939,591)                                                   36,823,930
                                                                                  -----------------
                                                                                  -----------------

REAL ESTATE INVESTMENT TRUST - 2.2%
         940 AMB Property Corp. #                                                           46,220
       2,995 Annaly Mortgage Management, Inc. #                                             32,765
       2,400 Apartment Investment & Management Co. #                                        90,888
       6,000 Entertainment Properties Trust                                                244,500
         545 General Growth Properties, Inc. #                                              25,610
       1,950 Global Signal, Inc. #                                                          84,162
       4,000 Health Care Property Investors, Inc.                                          102,240
       6,000 Health Care REIT, Inc.                                                        203,400
      20,000 HRPT Properties Trust                                                         207,000
       6,000 iStar Financial, Inc.                                                         213,900
       2,000 Plum Creek Timber Co., Inc.                                                    72,100
       1,330 Simon Property Group, Inc. #                                                  101,918
      14,000 Trustreet Properties, Inc.                                                    204,680
       5,000 United Dominion Realty Trust, Inc.                                            117,200
       7,000 Washington Real Estate Investment Trust                                       212,450
       1,000 Weingarten Realty Investors                                                    37,810
                                                                                  -----------------
                                                                                  -----------------
Total Real Estate Investment Trust (Cost $2,023,962)                                     1,996,843
                                                                                  -----------------
                                                                                  -----------------

                                                                    RATE
PREFERRED STOCK - 0.4%
ENERGY - 0.1%
         644 Chesapeake Energy Corp. #                              4.50 %                  61,099
                                                                                  -----------------
                                                                                  -----------------

FINANCIALS - 0.1%
           1 FNMA #                                                 5.38                    92,141
                                                                                  -----------------
                                                                                  -----------------

INDUSTRIALS - 0.2%
         155 Kansas City Southern #                                 5.13                   161,297
                                                                                  -----------------
                                                                                  -----------------

MATERIALS - 0.0%
           8 Terra Industries, Inc. + #                             4.25                     6,458
                                                                                  -----------------
                                                                                  -----------------

Total Preferred Stock (Cost $320,910)                                                      320,995
                                                                                  -----------------
                                                                                  -----------------

MUTUAL FUNDS - 2.6%
       1,200 iShares Russell 2000 Index Fund                                                83,544
     183,516 Loomis Sayles Investment Grade Fixed Income Fund  ?                         2,257,252
                                                                                  -----------------
                                                                                  -----------------
Total Mutual Funds (Cost $2,516,435)                                                     2,340,796
                                                                                  -----------------
                                                                                  -----------------


TOTAL EQUITY SECURITIES (COST $40,800,898)                                              41,482,564
                                                                                  -----------------
                                                                                  -----------------

 PRINCIPAL

FIXED-INCOME SECURITIES - 11.7%

ASSET BACKED OBLIGATIONS - 1.2%
   $ 110,000 Bayview Financial Acquisition, Series 2005-D-AF3 +     5.50 % 12/28/35      $ 109,828
     125,000 Chase Mortgage Finance Corp., Series 2005-A1-2A3 +     5.26   12/25/35        124,003
      55,000 Continental Airlines, Inc., Series 2002-1              6.56   02/15/12         56,898
      44,163 Continental Airlines, Inc., Series 974-A               6.90   01/02/18         44,014
     142,307 Countrywide Alternative Loan Trust, Series 2004-J10-4CB6.50   10/25/34        144,358
      79,604 Countrywide Alternative Loan Trust, Series 2005-43-4A1 5.76   10/25/35         79,679
      80,000 Credit Suisse First Boston Mortgage Securities, Series 4.04-AR10/25/33         79,796
     102,324 Harborview Mortgage Loan Trust, Series 2004-8-2A4A +   4.77   11/19/34        102,400
     120,000 JP Morgan Mortgage Loan Trust, Series 2005-A3-11A2 +   4.51   06/25/35        115,313
      70,052 JP Morgan Mortgage Loan Trust, Series 2005-A5-2A1 +    5.16   08/25/35         69,676
     115,000 Washington Mutual, Series 2005-AR16-1A4A +             5.13   12/25/35        114,160
                                                                                  -----------------
                                                                                  -----------------
Total Asset Backed Obligations (Cost $1,037,553)                                         1,040,125
                                                                                  -----------------
                                                                                  -----------------

CORPORATE CONVERTIBLE BONDS - 1.5%
CONSUMER DISCRETIONARY - 0.1%
       9,000 Citadel Broadcasting Corp. #                           1.88   02/15/11          7,031
      94,000 Kellwood Co. ~ #                                       3.50   06/15/34         75,435
      18,000 Six Flags, Inc. #                                      4.50   05/15/15         23,512
                                                                                  -----------------
                                                                                  -----------------
                                                                                           105,978
                                                                                  -----------------
                                                                                  -----------------

ENERGY - 0.1%
      75,000 Cal Dive International #                               3.25   12/15/25        101,250
                                                                                  -----------------
                                                                                  -----------------


FINANCIALS - 0.5%
      83,000 American Equity Investment Life Holding Co. #          5.25   12/06/24         96,176
     100,000 Fairfax Financial                                      5.00   07/15/23         89,625
     100,000 Leucadia National Corp.                                3.75   04/15/14        115,875
     150,000 Trizec Hahn Corp.                                      3.00   01/29/21        133,500
                                                                                  -----------------
                                                                                  -----------------
                                                                                           435,176
                                                                                  -----------------
                                                                                  -----------------

HEALTH CARE - 0.2%
      49,000 Human Genome Sciences, Inc. #                          2.25   10/15/11         38,220
      70,000 LifePoint Hospitals, Inc. #                            3.25   08/15/25         64,138
      88,000 Invitrogen Corp. #                                     3.25   06/15/25         84,700
                                                                                  -----------------
                                                                                  -----------------
                                                                                           187,058
                                                                                  -----------------
                                                                                  -----------------

INDUSTRIALS - 0.1%
      33,000 NCI Building Systems, Inc. #                           2.13   11/15/24         39,105
                                                                                  -----------------
                                                                                  -----------------


INFORMATION TECHNOLOGY - 0.1%
      99,000 ON Semiconductor Corp. +/- #                             1.21   04/15/24         79,448
                                                                                  -----------------
                                                                                  -----------------


MATERIALS - 0.1%
     116,000 Apex Silver Mines, Ltd. #                              4.00   09/15/24         96,135
                                                                                  -----------------
                                                                                  -----------------


TELECOMMUNICATION SERVICES - 0.1%
     100,000 Level 3 Communications ~                              12.88   03/15/10         88,500
                                                                                  -----------------
                                                                                  -----------------


UTILITIES - 0.2%
     200,000 Calpine Corp.                                          4.75   11/15/23         53,000
     150,000 Mirant Corp.                                           2.50   06/15/21        161,250
                                                                                  -----------------
                                                                                  -----------------
                                                                                           214,250
                                                                                  -----------------
                                                                                  -----------------

Total Convertible Bonds (Cost $1,429,222)                                                1,346,900
                                                                                  -----------------
                                                                                  -----------------

CORPORATE NON-CONVERTIBLE BONDS - 0.9%
CONSUMER DISCRETIONARY - 0.2%
     180,000 Ford Motor Co.                                         7.45   07/16/31        123,300
     120,000 General Motors                                         8.38   07/15/33         79,800
                                                                                  -----------------
                                                                                  -----------------
                                                                                           203,100
                                                                                  -----------------
                                                                                  -----------------

FINANCIALS - 0.5%
      48,000 Arch Capital Group, Ltd.                               7.35   05/01/34         54,328
      60,000 BankBoston Capital Trust II, Series B                  7.75   12/15/26         63,590
      70,000 Bear Stearns Co., Inc.                                 5.30   10/30/15         69,977
      90,000 Citigroup, Inc.                                        5.00   09/15/14         88,746
      25,000 Credit Suisse First Boston USA, Inc.                   5.13  %08/15/15       $ 24,805
      70,000 GE Global Insurance Holdings                           7.00   02/15/26         78,913
      70,000 JPMorgan Chase & Co.                                   5.15   10/01/15         69,138
      31,000 Lehman Brothers Holdings, Inc. +                      12.50   11/30/10         29,050
                                                                                  -----------------
                                                                                  -----------------
                                                                                           478,547
                                                                                  -----------------
                                                                                  -----------------

UTILITIES - 0.2%
      70,000 Entergy Louisiana                                      5.56   09/01/15         68,657
      65,000 Public Service Entrprise Group +                       4.88   09/21/08         65,074
                                                                                  -----------------
                                                                                  -----------------
                                                                                           133,731
                                                                                  -----------------
                                                                                  -----------------

Total Non-Convertible Bonds (Cost $850,976)                                                815,378
                                                                                  -----------------
                                                                                  -----------------

REAL ESTATE INVESTMENT TRUST - 0.4%
      75,000 Developers Diversified Realty Corp.                    4.63   08/01/10         72,725
      65,000 Equity One, Inc.                                       5.38   10/15/15         63,195
      60,000 Health Care Property Investors, Inc. MTN               4.88   09/15/10         58,515
      50,000 Highwoods Realty, LP                                   7.00   12/01/06         50,616
      60,000 New Plan Excel Realty Trust                            5.13   09/15/12         59,045
      49,000 Shurgard Storage Centers, Inc.                         5.88   03/15/13         49,490
      32,000 Washington Real Estate Investment Trust                5.35   05/01/15         31,701
                                                                                  -----------------
                                                                                  -----------------
Total Real Estate Investment Trust (Cost $389,178)                                         385,287
                                                                                  -----------------
                                                                                  -----------------

US GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
MORTGAGE BACKED SECURITIES - 1.1%
      68,340 FHLMC Pool #1L0113 +                                   5.64   05/01/35         70,676
      75,000 FHLMC Series 2433 SA +                                 9.57   02/15/32         78,092
     140,000 FNMA (a)                                               4.50   01/12/06        131,862
     110,000 FNMA (a)                                               5.50   01/18/06        110,688
     131,607 FNMA FNR 2001-81 QG                                    6.50   01/25/32        135,512
      97,857 FNMA Pool #673743 +                                    5.13   11/01/32         97,799
     163,920 FNMA Pool #735881                                      6.00   11/01/34        165,683
     100,000 FNMA Pool #841741 +                                    5.06   09/01/35         98,904
      72,967 GNMA Pool #80610 +                                     4.38   06/20/32         73,305
                                                                                  -----------------
                                                                                  -----------------
                                                                                           962,521
                                                                                  -----------------
                                                                                  -----------------

US TREASURY SECURITIES - 6.6%
   $ 764,000 US Treasury Bond +/-                                     4.40  %08/15/09      $ 653,574
     158,000 US Treasury Bond                                       8.13   08/15/19        214,399
     148,000 US Treasury Bond                                       6.13   11/15/27        178,640
   1,666,000 US Treasury Note                                       3.13   09/15/08      1,613,353
   1,084,000 US Treasury Note                                       3.38   10/15/09      1,047,119
   1,824,000 US Treasury Note                                       5.00   08/15/11      1,883,209
     304,000 US Treasury Note                                       4.25   11/15/14        300,556
                                                                                  -----------------
                                                                                  -----------------
                                                                                         5,890,850
                                                                                  -----------------
                                                                                  -----------------

Total US Government and Agency Obligations (Cost $6,847,605)                             6,853,371
                                                                                  -----------------
                                                                                  -----------------

TOTAL FIXED-INCOME SECURITIES (COST $10,554,534)                                        10,441,061
                                                                                  -----------------
                                                                                  -----------------

SHORT-TERM INVESTMENTS - 42.1%
COMMERCIAL PAPER - 0.2%
     215,000 Alcoa, Inc. (Cost $213,755)                                                   213,755
                                                                                  -----------------
                                                                                  -----------------

MONEY MARKET DEPOSIT ACCOUNT - 41.9%
  37,557,734 Citibank Money Market Deposit Account (Cost $37,557,734)                   37,557,734
                                                                                  -----------------
                                                                                  -----------------

Total Short-Term Investments (Cost $37,771,489)                                         37,771,489
                                                                                  -----------------
                                                                                  -----------------

                          Number of                             Strike           Expiration
 CONTRACTS                                                       PRICE      DATE

PUT OPTIONS PURCHASED - 0.1%
          14 Centex Corp.                                          50.00   01/21/08          6,090
          24 Dell, Inc.                                            20.00   01/21/08          1,500
          36 Dell, Inc.                                            30.00   01/21/08         11,880
          28 eBay, Inc.                                            35.00   01/21/08          9,380
          16 DR Horton, Inc.                                       30.00   01/21/08          7,200
          28 General Electric Co.                                  30.00   01/21/08          3,920
           6 Google, Inc., Class A                                240.00   01/19/08          7,650
          30 Hovnanian Enterprises, Inc., Class A                  35.00   01/19/08         11,700
           7 Hovnanian Enterprises, Inc., Class A                  50.00   01/21/08          6,790
          16 Lennar Corp., Class A                                 50.00   01/21/08          9,040
          16 Ryland Group, Inc.                                    60.00   01/21/08         13,440
          28 Toll Brothers, Inc.                                   30.00   01/21/08         13,020
          30 Yahoo!, Inc.                                          30.00   01/21/08          5,400
                                                                                  -----------------
                                                                                  -----------------
Total Put Options Purchased (Premiums Paid $129,622)                                       107,010
                                                                                  -----------------
                                                                                  -----------------

Total Long Positions - 100.2%  (Cost $89,256,543)*                                      89,802,124
                                                                                  -----------------
                                                                                  -----------------

Other Assets & Liabilities, Net - (0.2%)                                                  (203,934)
                                                                                  -----------------
                                                                                  -----------------
NET ASSETS - 100.0%                                                                   $ 89,598,190
                                                                                  =================

                                                                                  =================

---------------------------------------------------------------
---------------------------------------------------------------
ADR  American Depositary Receipt.
FHLMC Federal Home Loan Mortgage Corporation.
FNMA Federal National Mortgage Association.
MTN Medium-term Note.
+ Non-income producing security.
  Security is currently in default on scheduled interest or principal payments. +/- Zero coupon bond. Interest rate presented is yield to maturity. + Variable rate security.
~ Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date. The rate shown is the rate at period end.
# All or a portion of this security is held as collateral for securities sold short.
? Affiliated due to Loomis, Sayles & Company, L.P. being a sub-adviser of the Fund. For the period ended December 31, 2005, purchases of the Loomis Sayles Investment Grade Fixed Income Fund, dividend income, and capital gains totaled $366,805, $73,309 and $93,495, respectively.
(a) When issued security (Cost $240,264)
*Cost for Federal income tax purposes is is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                  $1,737,651
Gross Unrealized Depreciation                                  (1,192,070)
                                                               ----------
                                                               ----------
Net Unrealized Appreciation (Depreciation)                      $545,581
                                                               ==========

--------------------------------------------------------------------------------
ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

     Shares       Security Description                                                                                Value
Securities Sold Short - (28.1)%

Common Stock - (27.8)%
Consumer Discretionary - (7.2)%
           (3,950)Accenture, Ltd., Class A                                                                               $ (114,036)
           (2,200)Advisory Board Co.                                                                                       (104,874)
           (6,090)Aeropostale, Inc.                                                                                        (160,167)
           (2,390)American Axle & Manufacturing Holdings, Inc.                                                              (43,809)
           (3,420)Apollo Group, Inc., Class A                                                                              (206,773)
           (1,695)ASV, Inc.                                                                                                 (42,341)
             (100)Beazer Homes USA, Inc.                                                                                     (7,284)
           (2,100)Bed Bath & Beyond, Inc.                                                                                   (75,915)
           (1,060)Best Buy Co., Inc.                                                                                        (46,089)
           (2,185)Big Lots, Inc.                                                                                            (26,242)
           (3,700)Brunswick Corp.                                                                                          (150,442)
           (2,400)Career Education Corp.                                                                                    (80,928)
           (1,225)Carmax, Inc.                                                                                              (33,908)
             (805)Carnival Corp.                                                                                            (43,043)
           (1,000)Centex Corp.                                                                                              (71,490)
           (1,560)Cheesecake Factory                                                                                        (58,328)
           (2,760)Cintas Corp.                                                                                             (113,657)
             (141)Citadel Broadcasting Corp.                                                                                 (1,895)
           (1,600)Comcast Corp., Class A                                                                                    (41,536)
           (4,500)Cost Plus, Inc.                                                                                           (77,175)
             (900)Costco Wholesale Corp.                                                                                    (44,523)
           (3,855)Cumulus Media, Inc., Class A                                                                              (47,841)
           (2,880)CVS Corp.                                                                                                 (76,090)
           (4,465)DeVry, Inc.                                                                                               (89,300)
           (1,770)Dick's Sporting Goods, Inc.                                                                               (58,835)
           (4,600)Dow Jones & Co.,  Inc.                                                                                   (163,254)
             (200)DR Horton, Inc.                                                                                            (7,146)
           (1,310)DSW, Inc. Class A                                                                                         (34,348)
           (2,750)EchoStar Communications Corp., Class A                                                                    (74,717)
           (3,140)EW Scripps Co., Class A                                                                                  (150,783)
           (1,255)Fastenal Co.                                                                                              (49,183)
           (8,290)Ford Motor Co.                                                                                            (63,999)
           (1,600)Four Seasons Hotels, Inc.                                                                                 (79,600)
           (1,075)FTI Consulting, Inc.                                                                                      (29,498)
             (965)GameStop Corp., Class A                                                                                   (30,706)
             (965)Gannett Co., Inc.                                                                                         (58,450)
           (2,500)Gaylord Entertainment Co.                                                                                (108,975)
           (2,190)Guitar Center, Inc.                                                                                      (109,522)
           (3,600)H&R Block, Inc.                                                                                           (88,380)
           (3,700)Harley-Davidson, Inc.                                                                                    (190,513)
             (550)Harrah's Entertainment, Inc.                                                                              (39,209)
           (1,535)Home Depot, Inc.                                                                                          (62,137)
           (2,730)HOT Topic, Inc.                                                                                           (38,902)
             (200)Hovnanian Enterprises, Inc., Class A                                                                       (9,928)
           (2,450)International Game Technology                                                                             (75,411)
           (5,400)Interpublic Group of Cos., Inc.                                                                           (52,110)
             (570)Iron Mountain, Inc.                                                                                       (24,065)
           (4,612)JetBlue Airways Corp.                                                                                     (70,940)
           (3,300)Jo-Ann Stores, Inc.                                                                                       (38,940)
             (100)KB Home                                                                                                    (7,266)
             (705)Kellwood Co.                                                                                              (16,835)
           (1,200)Knight Ridder, Inc.                                                                                       (75,960)
           (1,120)Kohl's Corp.                                                                                              (54,432)
           (1,140)Lamar Advertising Co., Class A                                                                            (52,600)
             (200)Lennar Corp., Class A                                                                                     (12,204)
           (2,400)M/I Homes, Inc.                                                                                           (97,488)
           (5,000)MarineMax, Inc.                                                                                          (157,850)
           (1,000)Mattell, Inc.                                                                                             (15,820)
             (100)MDC Holdings, Inc.                                                                                         (6,198)
             (800)Meritage Homes Corp.                                                                                      (50,336)
             (475)Mohawk Industries, Inc.                                                                                   (41,316)
           (2,200)Navistar International Corp.                                                                              (62,964)
           (3,500)Newell Rubbermaid, Inc.                                                                                   (83,230)
           (1,400)O'Reilley Automotive, Inc.                                                                                (44,814)
           (7,510)PEP Boys-Manny Moe & Jack                                                                                (111,824)
           (2,900)Petco Animal Supplies, Inc.                                                                               (63,655)
           (5,400)Petsmart, Inc.                                                                                           (138,564)
           (1,240)PF Chang's China Bistro, Inc.                                                                             (61,541)
           (5,200)Pier 1 Imports, Inc.                                                                                      (45,396)
           (2,300)Pinnacle Entertainment, Inc.                                                                              (56,833)
             (100)Pulte Homes, Inc.                                                                                          (3,936)
           (7,800)Quiksilver, Inc.                                                                                         (107,952)
           (4,595)RadioShack Corp.                                                                                          (96,633)
           (2,700)Regis Corp.                                                                                              (104,139)
           (3,250)Ross Stores, Inc.                                                                                         (93,925)
             (600)Ryland Group, Inc.                                                                                        (43,278)
           (2,200)School Specialty, Inc.                                                                                    (80,168)
           (1,600)SPC Pool Corp.                                                                                            (59,552)
             (480)Sears Holdings Corp.                                                                                      (55,454)
           (2,550)Six Flags, Inc.                                                                                           (19,661)
           (2,700)Southwest Airlines Co.                                                                                    (44,361)
             (200)Standard-Pacific Corp.                                                                                     (7,360)
             (900)Station Casinos, Inc.                                                                                     (61,020)
           (1,500)Target Corp.                                                                                              (82,455)
           (7,195)TJX Cos., Inc.                                                                                           (167,140)
             (200)Toll Brothers, Inc.                                                                                        (6,928)
             (650)Toyata Motor Corp.                                                                                        (68,003)
           (1,370)Univision Communications, Inc., Class A                                                                   (40,264)
           (2,715)Walgreen Co.                                                                                             (120,166)
           (2,460)Wal-Mart Stores, Inc.                                                                                    (115,128)
           (1,900)Weight Watchers International, Inc.                                                                       (93,917)
           (1,235)Williams-Sonoma, Inc.                                                                                     (53,290)
           (2,905)Wynn Resorts, Ltd.                                                                                       (159,339)
                                                                                                              ----------------------
                                                                                                                         (6,408,432)
                                                                                                              ----------------------
 Consumer Staples - (1.7)%
           (4,000)Alberto-Culver Co.                                                                                       (183,000)
           (2,500)Archer-Daniels-Midland Co.                                                                                (61,650)
           (1,450)Avery Dennison Corp.                                                                                      (80,141)
           (2,440)Bunge, Ltd.                                                                                              (138,128)
           (3,500)Constellation Brands, Inc., Class A                                                                       (91,805)
           (1,220)Cott Corp.                                                                                                (17,934)
             (670)Covance, Inc.                                                                                             (32,528)
           (3,945)Estee Lauder Cos., Inc.                                                                                  (132,079)
           (2,100)Fossil, Inc.                                                                                              (45,171)
             (900)Hershey Co.                                                                                               (49,725)
           (2,000)HJ Heinz Co.                                                                                              (67,440)
           (1,150)Molson Coors Brewing Co., Class B                                                                         (77,039)
             (665)Monsanto Co.                                                                                              (51,557)
           (3,100)Pepsi Bottling Group, Inc.                                                                                (88,691)
           (4,650)Sara Lee Corp.                                                                                            (87,885)
           (2,175)Sysco Corp.                                                                                               (67,534)
           (1,150)Whole Foods Market, Inc.                                                                                  (88,999)
           (2,820)WM Wrigley Jr. Co.                                                                                       (187,502)
                                                                                                              ----------------------
                                                                                                                         (1,548,808)
                                                                                                              ----------------------

 Energy - (2.2)%
             (325)Amerada Hess Corp.                                                                                        (41,216)
             (685)Apache Corp.                                                                                              (46,936)
           (2,100)Baker Hughes, Inc.                                                                                       (127,638)
           (1,110)BJ Services Co.                                                                                           (40,704)
           (1,864)Cal Dive International, Inc.                                                                              (66,899)
           (1,800)Carrizo Oil & Gas, Inc.                                                                                   (44,478)
           (3,000)Cheniere Energy, Inc.                                                                                    (111,660)
           (2,096)Chesapeake Energy Corp.                                                                                   (66,506)
             (585)Chevron Corp.                                                                                             (33,210)
           (5,600)Delta Petroleum Corp.                                                                                    (121,912)
           (3,300)Enbridge Inc.                                                                                            (103,191)
             (665)EOG Resources, Inc.                                                                                       (48,791)
           (6,600)Evergreen Solar, Inc.                                                                                     (70,290)
             (765)Exxon Mobil Corp.                                                                                         (42,970)
           (6,500)Gasco Energy, Inc.                                                                                        (42,445)
           (2,500)Goodrich Petroleum Corp.                                                                                  (62,875)
           (2,005)Hanover Compressor Co.                                                                                    (28,291)
           (1,100)Massey Energy Co.                                                                                         (41,657)
           (1,950)Murphy Oil Corp.                                                                                         (105,281)
             (600)Nabors Industries, Ltd.                                                                                   (45,450)
           (1,500)Noble Corp.                                                                                              (105,810)
             (600)Peabody Energy Corp.                                                                                      (49,452)
             (620)Questar Corp.                                                                                             (46,934)
           (1,500)Quicksilver Resources, Inc.                                                                               (63,015)
             (700)Royal Dutch Shell plc ADR, Class A                                                                        (43,043)
             (645)Schlumberger, Ltd.                                                                                        (62,662)
           (1,170)Smith International, Inc.                                                                                 (43,419)
             (800)Suncor Energy, Inc.                                                                                       (50,504)
             (510)Swift Energy Co.                                                                                          (22,986)
           (2,200)TransCanada Corp.                                                                                         (69,256)
           (1,545)Transocean, Inc.                                                                                         (107,671)
                                                                                                              ----------------------
                                                                                                                         (1,957,152)
                                                                                                              ----------------------

 Financials - (4.2)%
             (700)Affiliated Managers Group, Inc.                                                                           (56,175)
           (1,300)Allied Capital Corp.                                                                                      (38,181)
           (4,016)American Equity Investment Life Holding Company                                                           (52,409)
             (770)AmSouth Bancorp.                                                                                          (20,182)
           (2,450)Arthur J. Gallagher & Co.                                                                                 (75,656)
             (760)BB&T Corp.                                                                                                (31,852)
             (500)Bear Stearns Cos., Inc.                                                                                   (57,765)
           (1,950)Capital One Financial Corp.                                                                              (168,480)
             (115)Chicago Mercantile Exchange Holdings, Inc.                                                                (42,261)
           (1,000)Citigroup, Inc.                                                                                           (48,530)
           (4,690)Commerce BanCorp., Inc.                                                                                  (161,383)
           (1,600)Commercial Capital BanCorp., Inc.                                                                         (27,392)
           (1,200)East West Bancorp, Inc.                                                                                   (43,788)
           (1,800)Euronet Worldwide, Inc.                                                                                   (50,040)
           (1,300)Fannie Mae                                                                                                (63,453)
           (3,850)Fifth Third Bancorp                                                                                      (145,222)
             (375)Freddie Mac                                                                                               (24,506)
             (660)Golden West Financial Corp.                                                                               (43,560)
           (7,400)Hudson City Bancorp, Inc.                                                                                 (89,688)
           (2,500)Investors Financial Services Corp.                                                                        (92,075)
           (3,210)LaBranche & Co., Inc.                                                                                     (32,453)
             (500)Legg Mason, Inc.                                                                                          (59,845)
             (300)Markel Corp.                                                                                              (95,115)
           (5,500)MCG Capital Corp.                                                                                         (80,245)
           (6,300)Montpelier Re Holdings, Ltd.                                                                             (119,070)
           (1,605)National City Corp.                                                                                       (53,880)
           (1,905)New York Community Bancorp, Inc.                                                                          (31,471)
           (1,400)PartnerRE, Ltd.                                                                                           (91,938)
           (2,700)People's Bank                                                                                             (83,862)
           (3,600)Platinum Underwriters Holdings, Ltd.                                                                     (111,852)
             (910)Popular, Inc.                                                                                             (19,247)
             (615)Regions Financial Corp.                                                                                   (21,008)
           (3,550)RenaissanceRE Holdongs, Ltd.                                                                             (156,591)
             (635)SLM Corp                                                                                                  (34,982)
           (3,200)South Financial Group, Inc.                                                                               (88,128)
             (600)St Joe Co.                                                                                                (40,332)
           (3,450)TCF Financial Corp.                                                                                       (93,633)
           (4,700)TD Banknorth, Inc.                                                                                       (136,535)
           (2,400)Texas Regional Bancshares, Inc.                                                                           (67,920)
           (4,300)UCBH Holdings, Inc.                                                                                       (76,884)
           (2,600)Unitrin, Inc.                                                                                            (117,130)
           (5,700)Universal American Financial Corp.                                                                        (85,956)
           (4,900)Valley National BankCorp                                                                                 (118,090)
           (1,125)Ventas, Inc.                                                                                              (36,023)
           (1,240)Wachovia Corp.                                                                                            (65,546)
           (1,100)Waddell & Reed Financial, Inc.                                                                            (23,067)
           (1,660)Washington Federal, Inc.                                                                                  (38,163)
             (435)Webster Financial Corp.                                                                                   (20,402)
             (365)Wells Fargo & Co.                                                                                         (22,933)
           (2,100)Westamerica BankCorporation                                                                              (111,447)
           (3,900)Willis Group Holdings, Ltd.                                                                              (144,066)
           (1,700)Wintrust Financial Corp.                                                                                  (93,330)
           (1,600)XL Capital, Ltd., Class A                                                                                (107,808)
                                                                                                              ----------------------
                                                                                                                         (3,811,550)
                                                                                                              ----------------------

 Health Care - (2.7)%
           (4,040)Advanced Medical Optics, Inc.                                                                            (168,872)
           (1,440)Affymetrix, Inc.                                                                                          (68,760)
           (3,100)AMERIGROUP Corp.                                                                                          (60,326)
           (1,550)Beckman Coulter, Inc.                                                                                     (88,195)
           (1,805)Biomet, Inc.                                                                                              (66,009)
           (3,300)Boston Scientific Corp.                                                                                   (80,817)
           (1,555)Bristol Myers Squibb Co.                                                                                  (35,734)
             (655)Cooper Cos., Inc.                                                                                         (33,601)
           (1,400)Cyberonics, Inc.                                                                                          (45,220)
           (1,510)Cytyc Corp.                                                                                               (42,627)
             (800)Eli Lilly & Co.                                                                                           (45,272)
           (1,600)Forest Laboratories, Inc.                                                                                 (65,088)
           (2,750)Gen-Probe, Inc.                                                                                          (134,172)
           (2,332)Human Genome Sciences, Inc.                                                                               (19,962)
           (2,800)ImClone Systems, Inc.                                                                                     (95,872)
           (1,900)Laserscope, Inc.                                                                                          (42,674)
           (2,504)LifePoint Hospitals, Inc.                                                                                 (93,900)
           (2,305)Medco Health Solutions, Inc.                                                                             (128,619)
           (2,500)Medecines Co.                                                                                             (43,625)
           (1,120)Medtronic, Inc.                                                                                           (64,478)
           (1,060)Merck & Co., Inc.                                                                                         (33,719)
             (700)Millipore Corp.                                                                                           (46,228)
           (4,400)Option Care, Inc.                                                                                         (58,784)
           (3,550)OSI Pharmaceuticals, Inc.                                                                                 (99,542)
           (3,775)Patterson Cos., Inc.                                                                                     (126,085)
           (2,490)Salix Pharmaceuticals, Ltd.                                                                               (43,774)
           (1,850)Sepracor, Inc.                                                                                            (95,460)
           (1,960)Smith & Nephew plc ADR                                                                                    (90,846)
           (1,300)SonoSite, Inc.                                                                                            (45,513)
           (1,300)Sunrise Senior Living, Inc.                                                                               (43,823)
           (4,200)Taro Pharmaceuticals Industries, Ltd.                                                                     (58,674)
           (3,600)Telik, Inc.                                                                                               (61,164)
           (1,000)Triad Hospitals, Inc.                                                                                     (39,230)
           (8,045)Valeant Pharmaceuticals International                                                                    (145,454)
                                                                                                              ----------------------
                                                                                                                         (2,412,119)
                                                                                                              ----------------------

 Industrials - (4.5)%
           (1,920)3M Co.                                                                                                   (148,800)
             (900)Actuant Corp, Class A                                                                                     (50,220)
           (2,000)Alexander & Baldwin, Inc.                                                                                (108,480)
          (10,595)Allied Waste Industries, Inc.                                                                             (92,600)
             (580)American Science & Engineering, Inc.                                                                      (36,175)
           (2,200)American Standard Cos., Inc.                                                                              (87,890)
           (2,450)Ball Corp.                                                                                                (97,314)
           (1,720)Bemis Co.                                                                                                 (47,919)
             (600)Boeing Co.                                                                                                (42,144)
           (1,800)Caterpillar, Inc.                                                                                        (103,986)
           (9,050)Cendant Corp.                                                                                            (156,112)
           (2,100)Chicago Bridge & Iron Co. N.V.                                                                            (52,941)
             (965)ChoicePoint, Inc.                                                                                         (42,952)
           (2,300)Cogent, Inc.                                                                                              (52,164)
             (830)Donaldson Co., Inc.                                                                                       (26,394)
           (1,875)Eastman Kodak Co.                                                                                         (43,875)
           (3,300)Energy Conversion Devices, Inc.                                                                          (134,475)
           (2,070)Expeditors International Washington, Inc.                                                                (139,746)
           (6,200)Federal Signal Corp.                                                                                      (93,062)
           (2,100)Flir Systems, Inc.                                                                                        (46,893)
           (2,600)Florida East Coast Industries, Inc.                                                                      (110,162)
           (2,600)GenCorp., Inc.                                                                                            (46,150)
           (7,315)General Electric Co.                                                                                     (256,391)
           (1,100)General Maritime Corp.                                                                                    (40,744)
           (8,515)Gentex Corp                                                                                              (166,042)
           (1,490)Graco, Inc.                                                                                               (54,355)
           (1,110)Heartland Express, Inc.                                                                                   (22,522)
           (1,220)Hewitt Associates, Inc., Class A                                                                          (34,172)
           (2,520)Hexcel Corp.                                                                                              (45,486)
           (4,000)JB Hunt Transport Services, Inc.                                                                          (90,560)
           (7,770)Kansas City Southern                                                                                     (189,821)
           (1,703)Knight Transportation, Inc.                                                                               (35,293)
           (1,545)Metal Management, Inc.                                                                                    (35,937)
           (1,200)Mine Safety Appliances Co.                                                                                (43,452)
           (1,555)Molex, Inc.                                                                                               (40,352)
           (4,200)National Instruments Corp.                                                                               (134,610)
           (2,108)NCI Building Systems, Inc.                                                                                (89,548)
           (3,600)Orbital Sciences Corp.                                                                                    (46,224)
           (2,400)Pall Corp.                                                                                                (64,464)
           (4,495)Quanta Services, Inc.                                                                                     (59,199)
             (155)Siemens AG ADR                                                                                            (13,266)
           (2,400)Snap-On, Inc.                                                                                             (90,144)
           (3,700)Trex Co., Inc.                                                                                           (103,785)
           (1,445)Trinity Industries, Inc.                                                                                  (63,681)
           (3,700)Tyco Internationals, Ltd.                                                                                (106,782)
             (535)Union Pacific Corp.                                                                                       (43,073)
             (840)United Parcel Services, Inc., Class B                                                                     (63,126)
             (500)UTI Worldwide, Inc.                                                                                       (46,420)
             (740)Washington Group International, Inc.                                                                      (39,198)
           (2,400)Waters Corp.                                                                                              (90,720)
           (2,870)Werner Enterprises, Inc.                                                                                  (56,539)
           (2,405)Worthington Industries                                                                                    (46,200)
           (2,000)Zebra Technologies Corp.                                                                                  (85,700)
                                                                                                              ----------------------
                                                                                                                         (4,058,260)
                                                                                                              ----------------------

 Information Technology - (2.2)%
           (2,600)Akamai Technologies, Inc.                                                                                 (51,818)
           (2,200)Alliance Data Systems Corp.                                                                               (78,320)
           (1,970)Allscripts Healthcare Solutions, Inc.                                                                     (26,398)
           (2,490)Amazon.Com, Inc.                                                                                         (117,403)
           (2,550)ATI Technologies, Inc.                                                                                    (43,324)
           (7,900)Audible, Inc.                                                                                            (101,436)
           (1,750)Avid Technology, Inc.                                                                                     (95,830)
           (2,400)Certegy, Inc.                                                                                             (97,344)
             (965)Cognizant Technology Solutions Corp, Class A                                                              (48,588)
           (2,000)Computer Associates International, Inc.                                                                   (56,380)
           (1,000)eBay, Inc.                                                                                                (43,250)
           (1,120)Electronic Arts, Inc.                                                                                     (58,587)
           (6,000)Emdeon Corp.                                                                                              (50,760)
           (3,400)IMS Health, Inc.                                                                                          (84,728)
             (630)InPhonic, Inc.                                                                                             (5,475)
           (2,500)International Rectifier Corp.                                                                             (79,750)
           (2,080)Jack Henry & Associates, Inc.                                                                             (39,686)
           (1,400)Lexmark International, Inc., Class A                                                                      (62,762)
           (2,000)Linear Technology Corp.                                                                                   (72,140)
           (2,820)Maxim Integrated Products, Inc.                                                                          (102,197)
             (770)NAVTEQ Corp.                                                                                              (33,780)
           (3,300)Reynolds & Reynolds Co.                                                                                   (92,631)
           (1,200)SAP AG ADR                                                                                                (54,084)
           (8,400)Symantec Corp.                                                                                           (147,000)
           (4,050)Total System Services, Inc.                                                                               (80,150)
           (1,900)Travelzoo, Inc.                                                                                           (41,800)
           (3,800)VeriSign, Inc.                                                                                            (83,296)
           (3,700)Xerox Corp.                                                                                               (54,205)
           (2,950)Xilinx, Inc.                                                                                              (74,370)
                                                                                                              ----------------------
                                                                                                                         (1,977,492)
                                                                                                              ----------------------

 Materials - (1.7)%
           (1,335)Airgas, Inc.                                                                                              (43,921)
           (2,720)Albemarle Corp.                                                                                          (104,312)
           (2,545)Alcoa, Inc.                                                                                               (75,256)
           (2,836)Apex Silver Mines, Ltd.                                                                                   (45,092)
           (1,335)BHP Billiton, Ltd. ADR                                                                                    (44,616)
           (2,330)Bowater, Inc.                                                                                             (71,578)
           (1,325)Cabot Corp.                                                                                               (47,435)
           (3,400)Dow Chemical Co.                                                                                         (148,988)
           (1,800)Eastman Chemical Co.                                                                                      (92,862)
           (1,505)E. I. du Pont de Nemours and Co.                                                                          (63,962)
           (1,135)Inco, Ltd.                                                                                                (49,452)
             (600)International Paper Co.                                                                                   (20,166)
           (2,680)Lyondell Chemical Co.                                                                                     (63,838)
           (2,295)Mittal Steel Co., NV                                                                                      (60,427)
           (1,600)Oregon Steel Mills, Inc.                                                                                  (47,072)
             (600)Potash Corp. of Saskatchewan                                                                              (48,132)
           (1,670)RPM International, Inc.                                                                                   (29,008)
           (2,050)Sherwin-Williams Co.                                                                                      (93,111)
           (2,495)Sigma-Aldrich Corp.                                                                                      (157,909)
           (3,445)Smurfit-Stone Container Corp.                                                                             (48,816)
           (1,100)Temple-Inland, Inc.                                                                                       (49,335)
             (667)Terra Industries, Inc.                                                                                     (3,735)
           (2,100)United States Steel Corp.                                                                                (100,947)
                                                                                                              ----------------------
                                                                                                                         (1,509,970)
                                                                                                              ----------------------

 Telecommunication Services - (0.4)%
           (2,200)Corning, Inc.                                                                                             (43,252)
           (3,500)Essex Corp.                                                                                               (59,675)
           (5,000)Millicom International Cellular SA                                                                       (134,200)
           (1,190)Novatel Wireless, Inc.                                                                                    (14,411)
           (2,125)Verizon Communications, Inc.                                                                              (64,005)
                                                                                                              ----------------------
                                                                                                                           (315,543)
                                                                                                              ----------------------

 Utilities - (1.0)%
             (825)Ameren Corp.                                                                                              (42,273)
           (6,175)Aqua America, Inc.                                                                                       (168,577)
             (910)Consolidated Edison, Inc.                                                                                 (42,160)
           (2,600)DPL, Inc.                                                                                                 (67,626)
           (1,330)DTE Energy Co.                                                                                            (57,443)
           (1,160)El Paso Electric Co.                                                                                      (24,406)
           (1,900)Hawaiian Electric Industries, Inc.                                                                        (49,210)
             (985)IDACORP, Inc.                                                                                             (28,860)
             (950)KeySpan Corp.                                                                                             (33,905)
             (950)MDU Resources Group, Inc.                                                                                 (31,103)
             (915)Peoples Energy Corp.                                                                                      (32,089)
           (1,010)Pinnacle West Capital Corp.                                                                               (41,764)
           (1,030)Progress Energy, Inc.                                                                                     (45,238)
           (3,165)Sierra Pacific Resources                                                                                  (41,272)
           (3,020)Southern Co.                                                                                             (104,281)
           (2,945)Xcel Energy, Inc.                                                                                         (54,365)
                                                                                                              ----------------------
                                                                                                                           (864,572)
                                                                                                              ----------------------

 Total Common Stock (Cost $24,762,353)                                                                                  (24,863,898)
                                                                                                              ----------------------

 Real Estate Investment Trust - (0.3)%
             (645)Duke Realty Corp.                                                                                         (21,543)
           (2,100)Mills Corp.                                                                                               (88,074)
           (1,180)Prologis                                                                                                  (55,130)
             (300)Simon Property Group, Inc.                                                                                (22,989)
           (1,705)Taubman Centers, Inc.                                                                                     (59,249)
           (1,595)United Dominion Realty Trust, Inc.                                                                        (37,387)
                                                                                                              ----------------------
                                                                                                              ----------------------
 Total Real Estate Investment Trust (Cost $133,707)                                                                        (284,372)
                                                                                                              ----------------------

 Total Securities Sold Short - (28.1)%  (Cost $24,896,060)                                                              (25,148,270)
                                                                                                              ----------------------

    Number of                                                                        Strike        Expiration
    Contracts                                                                        Price            Date

 Call Options Written - (0.4)%

               (4)Google, Inc.                                                           240.00      01/19/08               (83,560)
              (20)Hovnanian Enterprises, Inc.                                             35.00      01/19/08               (42,900)
              (10)Centex Corp.                                                            50.00      01/21/08               (29,550)
              (16)Dell, Inc.                                                              20.00      01/21/08               (19,440)
              (24)Dell, Inc.                                                              30.00      01/21/08               (13,200)
              (12)DR Horton, Inc.                                                         30.00      01/21/08               (14,340)
              (20)eBay, Inc.                                                              35.00      01/21/08               (29,000)
              (20)General Electric Co.                                                    30.00      01/21/08               (14,920)
               (5)Hovnanian Enterprises, Inc.                                             50.00      01/21/08                (6,550)
              (12)Lennar Corp.                                                            50.00      01/21/08               (23,400)
              (12)Ryland Group                                                            60.00      01/21/08               (28,980)
              (20)Toll Brothers, Inc.                                                     30.00      01/21/08               (22,800)
              (20)Yahoo! Inc.                                                             30.00      01/21/08               (27,300)
                                                                                                              ----------------------
Total Call Options Written (Premiums Received $303,417)                                                                    (355,940)
                                                                                                              ----------------------

Other Assets & Liabilities, Net - 128.5%                                                                                115,102,400
                                                                                                              ----------------------
                                                                                                              ----------------------
NET ASSETS - 100.0%                                                                                                    $ 89,598,190
                                                                                                              ======================

--------------------------------------------------------------------------------
ADR  American Depositary Receipt.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------



      SHARES                               SECURITY DESCRIPTION                                                          VALUE
-------------------   ----------------------------------------------------------                                --------------------

COMMON STOCK - 98.9%

                      ARGENTINA - 0.6%
            20,000    Cresud SA, ADR                                                                                       $ 218,600
                                                                                                                --------------------

                      BELGIUM - 1.5%
            22,000    RHJ International+                                                                                     507,301
                                                                                                                --------------------

                      CANADA - 9.4%
            16,000    Agrium, Inc.                                                                                           352,619
            10,000    Canfor Corp.+                                                                                          115,527
            25,000    EnCana Corp.                                                                                         1,129,000
            12,000    Fording Canadian Coal Trust                                                                            414,840
            20,000    Intrawest Corp.                                                                                        573,419
             4,000    National Bank of Canada                                                                                207,553
             6,500    Suncor Energy, Inc.                                                                                    410,345
                                                                                                                --------------------
                                                                                                                           3,203,303
                                                                                                                --------------------

                      FRANCE - 7.9%
            15,000    Cap Gemini SA+                                                                                         602,416
             2,000    Carrefour SA                                                                                            93,753
             4,500    CNP Assurances                                                                                         354,948
             6,000    Eurazeo                                                                                                626,399
             1,000    Lafarge SA                                                                                              90,010
             8,000    L'Oreal SA                                                                                             595,014
             7,000    Remy Cointreau                                                                                         331,616
                                                                                                                --------------------
                                                                                                                           2,694,156
                                                                                                                --------------------
                      GERMANY - 2.5%
             3,238    Bilfinger Berger AG                                                                                    155,045
            40,000    Infineon Technologies AG+                                                                              366,673
             4,000    Merck KGaA                                                                                             331,853
                                                                                                                --------------------
                                                                                                                             853,571
                                                                                                                --------------------
                      GREECE - 0.9%
            10,000    Coca-Cola Hellenic Bottling Co. SA                                                                     294,665
                                                                                                                --------------------

                      HONG KONG - 7.5%
            20,000    Cheung Kong Holdings, Ltd.                                                                             205,192
            52,000    Guoco Group, Ltd.                                                                                      575,416
            97,000    Hang Lung Properties, Ltd.                                                                             151,373
            70,000    Henderson Land Development Co., Ltd.                                                                   329,520
            60,000    Hutchison Whampoa, Ltd.                                                                                571,469
           320,000    LIU Chong Hing Investment, Ltd.                                                                        317,784
           125,000    Swire Pacific, Ltd., Class B                                                                           217,638
           464,000    Vitasoy International Holdings, Ltd.                                                                   170,551
                                                                                                                --------------------
                                                                                                                           2,538,943
                                                                                                                --------------------

                      ITALY - 0.3%
            10,000    Arnoldo Mondadori Editore SpA                                                                           93,030
                                                                                                                --------------------

                      JAPAN - 12.8%
            80,000    Aioi Insurance Co., Ltd.                                                                               556,215
            14,000    Futaba Corp.                                                                                           319,909
             5,000    Mandom Corp.                                                                                           118,281
                15    Millea Holdings, Inc.                                                                                  258,182
            60,000    Mitsui Sumitomo Insurance Co., Ltd.                                                                    734,102
            80,000    Nippon Sheet Glass Co., Ltd.                                                                           349,330
            55,000    Nisshinbo Industries, Inc.                                                                             601,111
            10,000    T Hasegawa Co., Ltd.                                                                                   148,804
            35,000    Toyota Industries Corp.                                                                              1,258,267
                                                                                                                --------------------
                                                                                                                           4,344,201
                                                                                                                --------------------

                      MEXICO - 0.1%
            12,000    Embotelladoras  Arca SA de CV                                                                           29,356
                                                                                                                --------------------

                      NETHERLANDS - 6.4%
            28,207    ABN Amro Holding NV                                                                                    737,955
            13,000    Akzo Nobel NV                                                                                          602,771
            22,000    Heineken Holding NV                                                                                    646,699
             4,000    Randstad Holding NV                                                                                    173,814
                                                                                                                --------------------
                                                                                                                           2,161,239
                                                                                                                --------------------

                      NEW ZEALAND - 1.1%
           600,000    Rubicon, Ltd.+                                                                                         356,436
                                                                                                                --------------------

                      NORWAY - 5.8%
            39,600    Farstad Shipping A/S                                                                                   569,159
             5,000    Ganger Rolf A/S                                                                                        429,329
            30,000    Golar LNG, Ltd.+                                                                                       397,500
            20,000    Smedvig ASA, Class A                                                                                   583,799
                                                                                                                --------------------
                                                                                                                           1,979,787
                                                                                                                --------------------

                      SINGAPORE - 2.7%
         1,026,000    Chuan Hup Holdings, Ltd.                                                                              243,727
         3,500,000    Hotung Investment Holdings, Ltd.+                                                                      332,500
            20,000    Overseas Union Enterprise, Ltd.                                                                        131,104
            68,000    WBL Corp., Ltd.                                                                                        199,567
                                                                                                                --------------------
                                                                                                                             906,898
                                                                                                                --------------------
                      SOUTH AFRICA - 0.6%
            30,000    African Rainbow Minerals, Ltd.+                                                                        199,083
                                                                                                                --------------------

                      SOUTH KOREA - 1.4%
             2,400    SK Telecom Co., Ltd.                                                                                   430,952
               500    Tae Young Corp.                                                                                         35,218
                                                                                                                --------------------
                                                                                                                             466,170
                                                                                                                --------------------
                      SPAIN - 1.3%
            10,000    Altadis SA                                                                                             453,840
                                                                                                                --------------------
                      SWEDEN - 1.5%
            30,000    Investor AB, Class A                                                                                   522,931
                                                                                                                --------------------

                      SWITZERLAND - 6.3%
            10,000    Compagnie Financiere Richemont, Class A                                                                435,312
               300    Gurit-Heberlein AG, Class B                                                                            296,804
             2,300    Nestle SA                                                                                              687,900
            13,000    Novartis AG                                                                                            683,143
               207    Pargesa Holding SA                                                                                      17,675
                                                                                                                --------------------
                                                                                                                           2,120,834
                                                                                                                --------------------

                      UNITED KINGDOM - 6.3%
           430,000    Brit Insurance Holdings plc                                                                            658,523
             9,000    British Land Co. plc                                                                                   165,086
            10,000    Diageo plc ADR                                                                                         583,000
             6,000    HSBC Holdings plc                                                                                       96,326
             1,500    Rio Tinto plc ADR                                                                                      274,185
            35,000    Trinity Mirror plc                                                                                     345,092
                                                                                                                --------------------
                                                                                                                           2,122,212
                                                                                                                --------------------

                      UNITED STATES - 22.0%
            10,000    Applied Materials, Inc.                                                                                179,400
            50,000    AVX Corp.                                                                                              724,000
            40,000    BEA Systems, Inc.+                                                                                     376,000
            13,000    Bristol-Myers Squibb Co.                                                                               298,740
             4,000    Burlington Northern Santa Fe Corp.                                                                     283,280
            17,000    CommScope, Inc.+                                                                                       342,210
            52,000    Credence Systems Corp.+                                                                                361,920
            15,000    Kos Pharmaceuticals, Inc.+                                                                             775,950
            33,000    News Corp., Class A                                                                                    513,150
            25,000    Schering-Plough Corp.                                                                                  521,250
            75,000    Sycamore Networks, Inc.+                                                                               324,000
             9,500    Tejon Ranch Co.+                                                                                       379,240
            55,000    Tellabs, Inc.+                                                                                         599,500
            37,000    Time Warner, Inc.                                                                                      645,280
            10,000    Veritas DGC, Inc.+                                                                                     354,900
            20,000    Vishay Intertechnology, Inc.+                                                                          275,200
            17,000    Watts Water Technologies, Inc., Class A                                                                514,930
                                                                                                                --------------------
                                                                                                                           7,468,950
                                                                                                                --------------------

Total Common Stock (Cost $24,820,496)                                                                                     33,535,506
                                                                                                                --------------------

    NUMBER OF
    Contracts
-------------------
Put Options Purchased - 0.1%
           846,024    Foreign - Non U.S. Dollar Denominated
                      European Unit, Expiration 11/06/2006 (Cost $28,600)                                                     25,940
                                                                                                                --------------------

SHORT-TERM INVESTMENTS - 3.6%

  PRINCIPAL/SHARES
----------------------
-------------------

MONEY MARKET DEPOSIT ACCOUNT - 0.2%
     $ 75,505         Citibank Money Market Deposit Account (Cost $75,505)                                                    75,505
                                                                                                                --------------------

MONEY MARKET FUND - 0.5%
           162,125    CitiSM Institutional Trust Liquid Reserves, Class A (Cost $162,125)                                    162,125
                                                                                                                --------------------

U.S. TREASURY SECURITIES - 2.9%
        $1,000,000    U.S. Treasury Bill, 3.80%, 01/19/06 (Cost 998,117)+/-                                                  998,258
                                                                                                                --------------------

 Total Short-Term Investments (Cost $1,235,747)                                                                            1,235,888
                                                                                                                --------------------

Total Investments - 102.6%                                                                                              $ 34,797,334
(Cost $26,084,843)*
Other Asset and Liabilities, Net - (2.6)%                                                                                  (879,896)
                                                                                                                --------------------

NET ASSETS - 100.0%                                                                                                     $ 33,917,438
                                                                                                                ====================


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADR    American Depositary Receipt.
+      Non-income producing security.
+/-    Zero coupon bond. Interest rate presented is yield to maturity.

*      Cost for Federal income tax purposes is substantially  the
       same  as  for   financial   statement   purposes  and  net
       unrealized appreciation (depreciation) consists of:

       Gross Unrealized Appreciation                                 $ 8,975,065
       Gross Unrealized Depreciation                                   (262,574)
                                                           ---------------------
       Net Unrealized Appreciation (Depreciation)                    $ 8,712,491
                                                           =====================

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENT
DECEMBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------


     PRINCIPAL                              SECURITY DESCRIPTION                                    VALUE

SHORT-TERM INVESTMENT - 95.4%
MONEY MARKET DEPOSIT ACCOUNT - 95.4%
      343,703 Citibank Money Market Deposit Account                                                          343,703
                                                                                        ----------------------------

Total Short-Term Investment (cost $343,703)                                                                  343,703
                                                                                        ----------------------------


Total Investment - 95.4% (Cost $343,703) *                                                                   343,703
Other Assets and Liabilities, Net - 4.6%                                                                      16,662
                                                                                        ----------------------------
                                                                                        ----------------------------
NET ASSETS - 100.0%                                                                                        $ 360,365
                                                                                        ============================


--------------------------------------------------------------------------------

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes.

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                        SECURITY
   SHARES                              DESCRIPTION                                                                    VALUE

COMMON STOCK - 99.0%

CHEMICALS AND ALLIED PRODUCTS - 3.4%
    20,000 Engelhard Corp.                                                                                           $ 603,000

CONSUMER CYCLICAL - 16.7%
    9,500 Harley-Davidson, Inc.                                                                                        489,155
   11,200 Home Depot, Inc.                                                                                             453,376
    7,500 Johnson Controls, Inc.                                                                                       546,825
   10,000 Polaris Industries, Inc.                                                                                     502,000
   25,100 TJX Cos., Inc.                                                                                               583,073
   13,500 Timberland Co., Class A+                                                                                     439,425
                                                                                                          --------------------

                                                                                                                     3,013,854
                                                                                                          --------------------
CONSUMER STAPLES - 14.2%
    6,000 Altria Group, Inc.                                                                                           448,320
    7,000 Avon Products, Inc.                                                                                          199,850
   10,200 Coca-Cola Co.                                                                                                411,162
    4,150 Procter & Gamble Co.                                                                                         240,202
   37,000 Sara Lee Corp.                                                                                               699,300
   12,100 Wal-Mart Stores, Inc.                                                                                        566,280
                                                                                                          --------------------

                                                                                                                     2,565,114
                                                                                                          --------------------

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 2.7%
   19,500 Intel Corp.                                                                                                  486,720
                                                                                                          --------------------

ENERGY - 9.9%
   17,700 Chesapeake Energy Corp.                                                                                      561,621
   11,000 Chevron Corp.                                                                                                624,470
   10,400 ConocoPhillips                                                                                               605,072
                                                                                                          --------------------

                                                                                                                     1,791,163
                                                                                                          --------------------

FINANCIAL - 11.1%
     8,500 Allstate Corp.                                                                                              459,595
    10,050 American International Group, Inc.                                                                          685,711
    10,150 Citigroup, Inc.                                                                                             492,580
    13,000 North Fork Bancorporation, Inc.                                                                             355,680
                                                                                                          --------------------

                                                                                                                     1,993,566
                                                                                                          --------------------
HEALTH CARE - 9.7%
    10,600 Abbott Laboratories                                                                                         417,958
    28,550 Boston Scientific Corp.+                                                                                    699,189
    27,100 Pfizer, Inc.                                                                                                631,972
                                                                                                          --------------------

                                                                                                                     1,749,119
                                                                                                          --------------------

INDUSTRIALS - 23.5%
     8,400 3M Co.                                                                                                    $ 651,000
    19,200 Ball Corp.                                                                                                  762,624
     4,050 General Dynamics Corp.                                                                                      461,902
    13,400 Ingersoll-Rand Co. Ltd., Class A                                                                            540,958
    12,000 Masco Corp.                                                                                                 362,280
     6,850 Pitney Bowes, Inc.                                                                                          289,413
    21,400 Tyco International Ltd.                                                                                     617,604
     9,900 United Technologies Corp.                                                                                   553,509
                                                                                                          --------------------
                                                                                                                     4,239,290
                                                                                                          --------------------

TECHNOLOGY - 7.8%
    11,700 Dell, Inc.+                                                                                                 350,883
    12,200 First Data Corp.                                                                                            524,722
    20,000 Microsoft Corp.                                                                                             523,000
                                                                                                          --------------------

                                                                                                                     1,398,605
                                                                                                          --------------------

Total Common Stock (cost $16,222,821)                                                                               17,840,431
                                                                                                          --------------------


 PRINCIPAL                                                                             RATE MATURITY

MORTGAGE-BACKED SECURITIES - 0.0%
   $ 7,041 GNMA Pool 394795 (cost $7,098)                                             7.50%     10/15/10                7,353
                                                                                                         --------------------


SHORT-TERM INVESTMENTS - 0.6%

PRINCIPAL/SHARES

MONEY MARKET FUND - 0.2%
    33,429 Citifunds Institutional Trust Liquid Reserves, Class A (cost $33,429)                                      33,429
                                                                                                        --------------------

MONEY MARKET DEPOSIT ACCOUNT - 0.4%
  $ 64,355 Citibank Money Market Deposit Account (cost $64,355)                                                       64,355
                                                                                                        --------------------

Total Short-Term Investments (cost $97,784)                                                                           97,784
                                                                                                        --------------------

TOTAL INVESTMENTS - 99.6% (COST $16,327,703)*                                                                   $ 17,945,568
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                              67,202
                                                                                                        --------------------
NET ASSETS - 100.0%                                                                                             $ 18,012,770
                                                                                                        ====================


+               Non-income producing security
GNMA            Government National Mortgage Association

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $2,255,203
Gross Unrealized Depreciation                                          (637,338)
                                                    ----------------------------
Net Unrealized Appreciation (Depreciation)                            $1,617,865
                                                    ============================

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                          SECURITY
        SHARES                                           DESCRIPTION                                   VALUE
        ------                                           -----------                                   -----
COMMON STOCK - 97.2%

CONSUMER CYCLICAL - 12.1%
                   10,000 Home Depot, Inc.                                                           $ 404,800
                    6,000 Johnson Controls, Inc.                                                       437,460
                   20,000 TJX Cos., Inc.                                                               464,600
                    6,000 VF Corp.                                                                     332,040
                                                                                            ------------------

                                                                                                     1,638,900
                                                                                            ------------------
CONSUMER STAPLES - 13.0%
                   3,000 Altria Group, Inc.                                                            224,160
                   8,000 Coca-Cola Co.                                                                 322,480
                   5,000 Kimberly-Clark Corp.                                                          298,250
                   6,000 Procter & Gamble Co.                                                          347,280
                   6,000 Timberland Co., Class A+                                                      195,300
                   8,000 Wal-Mart Stores, Inc.                                                         374,400
                                                                                            ------------------

                                                                                                     1,761,870
                                                                                            ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.0%
                  10,000 Fairchild Semiconductor International, Inc., Class A+                         169,100
                  15,000 Intel Corp.                                                                   374,400
                                                                                             ------------------

                                                                                                        543,500
                                                                                             ------------------
ENERGY - 7.1%
                   5,000 Chevron Corp.                                                                  283,850
                   5,000 ConocoPhillips                                                                 290,900
                   7,000 Exxon Mobil Corp.                                                              393,190
                                                                                             ------------------

                                                                                                        967,940
                                                                                             ------------------
FINANCIAL - 18.0%
                   4,000 American International Group, Inc.                                             272,920
                  10,000 Citigroup, Inc.                                                                485,300
                  10,500 JPMorgan Chase & Co.                                                           416,745
                  12,000 North Fork Bancorp., Inc.                                                      328,320
                  10,000 Washington Mutual, Inc.                                                        435,000
                   8,000 Wells Fargo & Co.                                                              502,640
                                                                                             ------------------

                                                                                                      2,440,925
                                                                                             ------------------

FOOD & RELATED PRODUCTS - 0.9%
                   3,000 Anheuser-Busch Cos., Inc.                                                      128,880
                                                                                             ------------------

HEALTH CARE - 13.7%
                   4,000 Amgen, Inc.+                                                                   315,440
                  10,000 Boston Scientific Corp.+                                                       244,900
                   7,000 Bristol-Myers Squibb Co.                                                       160,860
                   8,000 Johnson & Johnson                                                              480,800
                   9,000 Merck & Co., Inc.                                                              286,290
                  16,000 Pfizer, Inc.                                                                   373,120
                                                                                             ------------------

                                                                                                      1,861,410
                                                                                             ------------------
INDUSTRIALS - 14.9%
                   5,000 3M Co.                                                                         387,500
                   8,000 Ball Corp.                                                                     317,760
                   4,000 General Dynamics Corp.                                                         456,200
                  12,000 General Electric Co.                                                           420,600
                   8,000 United Technologies Corp.                                                      447,280
                                                                                             ------------------

                                                                                                      2,029,340
                                                                                             ------------------


TECHNOLOGY - 13.5%
                  15,000 Cisco Systems, Inc.+                                                         $ 256,800
                  10,000 Dell, Inc.+                                                                    299,900
                   7,000 First Data Corp.                                                               301,070
                   4,000 IBM Corp.                                                                      328,800
                  12,000 Microsoft Corp.                                                                313,800
                  18,000 Nokia Corp. OYJ ADR                                                            329,400
                                                                                             ------------------

                                                                                                      1,829,770
                                                                                             ------------------

Total Common Stock (cost $10,446,016)                                                                13,202,535
                                                                                             ------------------

SHORT-TERM INVESTMENT - 1.8%

PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 1.8%
              $243,222 Citibank Money Market Deposit Account (cost $243,222)                            243,222
                                                                                             ------------------


TOTAL INVESTMENTS - 99.0% (COST $10,689,238)*                                                       $13,445,757
OTHER ASSETS & LIABILITIES, NET - 1.0%                                                                  133,459
                                                                                             ------------------
NET ASSETS - 100.0%                                                                                 $13,579,216
                                                                                             ------------------


+                           Non-income producing security
ADR                         American Depositary Receipt


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $3,644,834
Gross Unrealized Depreciation                                          (888,315)
                                                               -----------------
Net Unrealized Appreciation (Depreciation)                            $2,756,519
                                                               =================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

          PRINCIPAL                               SECURITY DESCRIPTION         RATE         MATURITY                       VALUE
          ---------                               --------------------         ----         --------                       -----

FOREIGN BONDS - 58.8%
BANKS - 19.6%
                      $360,000 Aust & NZ Bank Series EMTN                       5.13%        03/07/06                       $428,136
                       280,000 Bank Nederlandse Gemeenten Series EMTN           4.75         02/28/06                        332,725
                       250,000 Helaba Int'l Finance PLC Series EMTN             5.50         03/08/06                        215,628
                        50,000 Nordeutsche Landesbank Series EMTN               4.75         02/07/06                          6,307
                       250,000 Rabo Australia, Ltd. Series EMTN                 5.50         04/03/06                        183,112
                                                                                                              ----------------------
                                                                                                                           1,165,908
                                                                                                              ----------------------

FINANCIAL - 3.0%
                       150,000 General Electric Cap Corp. EMTN                  3.50         02/10/06                        177,797
                                                                                                              ----------------------

GOVERNMENT - 13.3%
                       100,000 Bundesrepublic Deutschland Series 96             6.25         04/26/06                        119,745
                       110,000 Deutschland Republic (Bundesrepublik) Series 96  6.00         02/16/06                        130,800
                       200,000 Kingdom of Sweden Series 044E                    3.50         04/20/06                        237,546
                       400,000 Switzerland Government                           4.50         04/08/06                        307,180
                                                                                                              ----------------------
                                                                                                                             795,271
                                                                                                              ----------------------

SOVEREIGN - 14.2%
                       220,000 Bank of England Euro Note                        2.75         01/27/06                        260,769
                       220,000 KFW - Kredit Wiederaufbau Series EMTN            2.50         03/31/06                        260,449
                        80,000 Province of Manitoba Canada Series EMTN          5.25         03/03/06                         69,009
                       100,000 Province of Ontario Series EMTN                  3.50         01/23/06                         86,013
                       230,000 Swedish Export Credit Series EMTN                4.10         02/13/06                        168,336
                                                                                                              ----------------------
                                                                                                                             844,576
                                                                                                              ----------------------

SUPRANATIONAL - 8.7%
                       350,633 European Investment Bank                         6.75         04/03/06                        419,210
                        58,000 International Bank for Reconstruction and
                               Development GMTN                                 4.71         03/10/06                         39,375
                        90,000 International Bank for Reconstruction and
                               Development EMTN                                 4.72         03/23/06                         61,037
                                                                                                              ----------------------
                                                                                                                             519,622
                                                                                                              ----------------------


Total Foreign Bonds (Cost $3,522,815)                                                                                      3,503,174
                                                                                                              ----------------------

SHARES
EXCHANGE TRADED FUND - 11.6%
                        13,400 streetTRACKS Gold Trust (Cost $574,695)                                                       691,842
                                                                                                              ----------------------


Total Investments - 70.4% Cost ($4,097,510)*                                                                             $ 4,195,016
                                                                                                              ----------------------

FOREIGN CURRENCIES - 27.5%:
  Australian Dollar - 9.3%                                                                           551,237
  British Sterling Pound - 7.2%                                                                      428,242
  Canadian Dollar - 3.5%                                                                             208,508
  Euro - 3.6%                                                                                        215,115
  New Zealand Dollar - 1.4%                                                                           84,239
  Swedish Krona - 0.9%                                                                                52,782
  Swiss Franc - 1.6%                                                                                  97,772
                                                                                               -------------
Total Foreign Currencies (Cost $1,659,288)                                                                                 1,637,895

Other Assets and Liabilities, Net - 2.1%                                                                                     126,031
                                                                                                              ----------------------
NET ASSETS - 100.0%                                                                                                      $ 5,958,942
                                                                                                              ======================

------------------------------------------------------------------------------------------------------------------------------------


EMTN             European Medium Term Note
GMTN             Global Medium Term Note


* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
                          Gross Unrealized Appreciation           $ 123,985
                          Gross Unrealized Depreciation            (26,479)
                                                        -------------------
                         Net Unrealized Appreciation (Depreciation)$ 97,506

SHAKER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            SECURITY
  SHARES                                   DESCRIPTION                     VALUE
  ------                                   -----------                     -----

COMMON STOCK - 99.0%

  BASIC MATERIALS - 2.2%
     5,190 Ecolab, Inc.                                                      $ 188,241
     8,810 Olympic Steel, Inc.+                                                218,929
                                                                   -------------------
                                                                               407,170
                                                                   -------------------

 CONSUMER DISCRETIONARY - 18.0%
    2,971 Abercrombie & Fitch Co.                                              193,585
    5,910 Buffalo Wild Wings, Inc.+                                            196,271
   15,695 Copart, Inc.+                                                        361,927
   12,920 Gevity HR, Inc.                                                      332,302
   20,090 Imax Corp.+                                                          141,835
   11,550 Pacific Sunwear of California+                                       287,826
    1,230 Red Robin Gourmet Burgers, Inc.+                                      62,681
   19,180 Royal Caribbean Cruises, Ltd.                                        864,251
    6,710 Sketchers USA, Inc., Class A+                                        102,797
    6,100 Sonic Corp.+                                                         179,950
   24,230 VeriSign, Inc.+                                                      531,122
                                                                   -------------------
                                                                             3,254,547
                                                                   -------------------

 FINANCIAL SERVICES - 18.2%
    12,821 Asset Acceptance Capital Corp.+                                     287,937
    36,040 E*Trade Financial Corp.+                                            751,794
    12,690 Fair Isaac Corp.                                                    560,517
     9,180 Fiserv, Inc.+                                                       397,219
    15,030 HouseValues, Inc.+                                                  195,841
    12,370 Portfolio Recovery Associates, Inc.+                                574,463
    13,990 Scottish Re Group, Ltd.                                             343,455
     3,240 Wintrust Financial Corp.                                            177,876
                                                                   -------------------
                                                                             3,289,102
                                                                   -------------------

 HEALTHCARE - 16.4%
   19,040 Alkermes, Inc.+                                                      364,045
    8,990 American Healthways, Inc.+                                           406,798
    3,400 Caphalon, Inc.+                                                      220,116
   13,251 Integra LifeSciences Holdings Corp.+                                 469,881
    3,855 Invitrogen Corp.+                                                    256,897
    6,530 PetMed Express, Inc.+                                                 92,530
   57,390 Qiagen NV+                                                           674,333
   17,530 Salix Pharmaceuticals, Ltd.+                                         308,177
    3,670 Varian Medical Systems, Inc.+                                        184,748
                                                                   -------------------
                                                                             2,977,525
                                                                   -------------------
 INDUSTRIALS - 3.4%
    11,910 JB Hunt Transport Services, Inc.                                    269,642
     5,955 Joy Global, Inc.                                                    238,200
     3,510 USA Truck, Inc.+                                                    102,246
                                                                   -------------------
                                                                               610,088
                                                                   -------------------

 MATERIALS & PROCESSING - 1.3%
   19,775 Ultralife Batteries, Inc.+                                           237,300
                                                                   -------------------

 OTHER ENERGY - 7.4%
    7,370  GlobalSantaFe Corp.                                                 354,866
   10,380  Patterson-UTI Energy, Inc.                                          342,021
    4,720  Remington Oil & Gas Corp.+                                          172,280
    7,800  Rowan Cos., Inc.                                                    277,992
    5,020  St Mary Land & Exploration Co.                                      184,786
                                                                   -------------------
                                                                             1,331,945
                                                                   -------------------

 PRODUCER DURABLES - 1.5%
    7,610 DR Horton, Inc.                                                      271,905
                                                                   -------------------

SEMICONDUCTORS, COMPUTING/COMMUNICATION - 8.0%
   15,160 Altera Corp.+                                                        280,915
   13,890 Intersil Corp., Class A                                              345,583
   36,690 PMC - Sierra, Inc.+                                                  282,880
   21,220 Tessera Technologies, Inc.+                                          548,537
                                                                   -------------------
                                                                             1,457,915
                                                                   -------------------

 SEMICONDUCTORS, CONSUMER/INDUSTRIAL - 8.5%
   13,905 Microchip Technology, Inc.                                           447,046
    7,590 PortalPlayer, Inc.+                                                  214,949
   13,780 Power Integrations, Inc.+                                            328,102
   10,740 QLogic Corp.+                                                        349,157
   18,480 Semitool, Inc.+                                                      201,062
                                                                   -------------------
                                                                             1,540,316
                                                                   -------------------

 SOFTWARE - 12.2%
    9,595 Cerner Corp.+                                                        872,281
    6,725 Cognizant Technology Solutions Corp., Class A+                       338,604
   32,230 Eclipsys Corp.+                                                      610,114
    3,620 MICROS Systems, Inc.+                                                174,918
   25,140 TIBCO Software Inc.+                                                 187,796
    2,110 Unica Corp.+                                                          25,426
                                                                   -------------------
                                                                             2,209,139
                                                                   -------------------

 TELECOMMUNICATION SERVICES - 1.9%
   32,620  Flextronics International, Ltd.+                                    340,553
                                                                   -------------------


Total Common Stock (Cost $13,207,052)                                       17,927,505
                                                                   -------------------

Total Investments - 99.0%
(Cost $13,207,052)*                                                       $ 17,927,505
Other Assets and Liabilities, Net - 1.0%                                       173,121
                                                                   -------------------
NET ASSETS - 100.0%                                                       $ 18,100,626
                                                                   ===================

--------------------------------------------------------------------------------
+ Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of :

Gross Unrealized Appreciation                                              $ 5,105,543
Gross Unrealized Depreciation                                                (385,090)
                                                                   -------------------
Net Unrealized Appreciation (Depreciation)                                 $ 4,720,453
                                                                   ===================


Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President & Principal Executive Officer

Date:    02/28/2006
         _________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Simon D. Collier
        __________________________
         Simon D. Collier, President & Principal Executive Officer

Date:   02/28/2006
        __________________________


By:     /s/ Carl A. Bright
        __________________________
        Carl A. Bright, Principal Financial Officer

Date:   02/28/2006
        __________________________